THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 98.4%

	Face Amount	Value
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/2029	$620,103	$686,199
3.625%, 04/15/2028	535,354	575,067
3.375%, 04/15/2032	223,152	250,845
2.500%, 01/15/2029	481,957	500,809
2.375%, 01/15/2027	555,742	563,267
2.375%, 10/15/2028	1,412,480	1,460,243
2.125%, 02/15/2040	291,225	299,308
2.125%, 02/15/2041	422,038	434,144
2.000%, 01/15/2026	573,948	572,401
1.750%, 01/15/2028	521,775	521,293
1.750%, 01/15/2034	603,330	605,490
1.625%, 10/15/2027	1,389,987	1,386,657
1.500%, 02/15/2053	588,787	527,340
1.375%, 07/15/2033	1,589,308	1,548,333
1.375%, 02/15/2044	737,789	660,965
1.250%, 04/15/2028	1,372,755	1,343,977
1.125%, 01/15/2033	1,625,572	1,546,484
1.000%, 02/15/2046	418,569	342,393
1.000%, 02/15/2048	372,303	299,258
1.000%, 02/15/2049	348,983	279,554
0.875%, 01/15/2029	941,207	905,397
0.875%, 02/15/2047	512,616	403,391
0.750%, 07/15/2028	1,097,237	1,056,791
0.750%, 02/15/2042	683,512	556,368
0.750%, 02/15/2045	812,348	636,149
0.625%, 01/15/2026	1,205,660	1,170,927
0.625%, 07/15/2032	1,665,517	1,530,909
0.625%, 02/15/2043	536,879	420,674
0.500%, 01/15/2028	1,259,748	1,199,089
0.375%, 07/15/2025	1,432,038	1,396,777
0.375%, 01/15/2027	1,118,586	1,070,478
0.375%, 07/15/2027	1,233,881	1,179,529
0.250%, 07/15/2029	1,111,561	1,034,635
0.250%, 02/15/2050	527,651	341,042
0.125%, 04/15/2025	1,043,705	1,012,190
0.125%, 10/15/2025	1,269,767	1,229,541
0.125%, 04/15/2026	981,156	939,278
0.125%, 07/15/2026	1,201,550	1,153,018

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
0.125%, 10/15/2026	$1,357,393	$1,297,345
0.125%, 04/15/2027	1,386,563	1,311,132
0.125%, 01/15/2030	1,255,488	1,147,546
0.125%, 07/15/2030	1,390,402	1,266,968
0.125%, 01/15/2031	1,439,027	1,296,567
0.125%, 07/15/2031	1,470,976	1,318,439
0.125%, 01/15/2032	1,605,028	1,420,325
0.125%, 02/15/2051	530,717	325,271
0.125%, 02/15/2052	615,480	372,934

TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,597,195)		41,396,737

EXCHANGE TRADED FUND — 1.3%

	Shares
iShares TIPS Bond ETF	5,035	543,025

TOTAL EXCHANGE TRADED FUND (Cost $535,591)		543,025

TOTAL INVESTMENTS— 99.7% (Cost $42,132,786)		$41,939,762

Percentages are based on Net Assets of $42,071,524.

ETF — Exchange Traded Fund

TIPS — Treasury Inflation Protected Security

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Long Duration U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATION — 0.0%

	Face Amount	Value

INDUSTRIALS — 0.0%
Canadian Pacific Railway
6.125%, 09/15/2115	$5,000	$5,452

TOTAL CORPORATE OBLIGATION (Cost $4,534)		5,452

TOTAL INVESTMENTS— 0.0% (Cost $4,534)		$5,452

Percentages are based on Net Assets of $40,792,173.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 92.9%

	Face Amount	Value

COMMUNICATION SERVICES — 5.7%
America Movil
4.375%, 04/22/2049	$25,000	$21,941
3.625%, 04/22/2029	30,000	28,374
AT&T
3.800%, 12/01/2057	25,000	18,407
3.650%, 06/01/2051	5,000	3,719
3.650%, 09/15/2059	35,000	24,645
3.500%, 09/15/2053	35,000	24,924
2.550%, 12/01/2033	100,000	81,164
Charter Communications Operating
6.384%, 10/23/2035	30,000	30,240
4.908%, 07/23/2025	40,000	39,645
4.800%, 03/01/2050	5,000	3,802
3.500%, 06/01/2041	10,000	6,959
Comcast
3.969%, 11/01/2047	30,000	24,825
3.400%, 04/01/2030	20,000	18,619
2.937%, 11/01/2056	35,000	22,611
2.887%, 11/01/2051	35,000	23,151
Meta Platforms
5.750%, 05/15/2063	10,000	10,813
5.600%, 05/15/2053	125,000	133,210
4.450%, 08/15/2052	15,000	13,471
Paramount Global
5.850%, 09/01/2043	35,000	31,131
4.375%, 03/15/2043	5,000	3,613
Time Warner Cable
7.300%, 07/01/2038	10,000	10,479
6.750%, 06/15/2039	10,000	9,932
6.550%, 05/01/2037	40,000	39,805
5.875%, 11/15/2040	10,000	9,051
4.500%, 09/15/2042	10,000	7,913
T-Mobile USA
5.800%, 09/15/2062	20,000	20,970
3.500%, 04/15/2025	90,000	88,226
Verizon Communications
3.550%, 03/22/2051	10,000	7,529
3.400%, 03/22/2041	185,000	146,261

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

COMMUNICATION SERVICES (continued)
Walt Disney
6.650%, 11/15/2037	$10,000	$11,656
4.625%, 03/23/2040	10,000	9,603
3.600%, 01/13/2051	25,000	19,549
3.500%, 05/13/2040	5,000	4,141
2.750%, 09/01/2049	20,000	13,311
2.000%, 09/01/2029	40,000	35,193
Warnermedia Holdings
5.391%, 03/15/2062	15,000	12,928
5.141%, 03/15/2052	200,000	172,110
5.050%, 03/15/2042	60,000	53,191

		1,237,112

CONSUMER DISCRETIONARY — 3.8%
Amazon.com
3.950%, 04/13/2052	35,000	29,991
3.875%, 08/22/2037	30,000	27,680
3.100%, 05/12/2051	40,000	29,153
Aptiv
2.396%, 02/18/2025	50,000	48,533
General Motors
5.950%, 04/01/2049	5,000	4,916
5.150%, 04/01/2038	20,000	18,912
Home Depot
3.900%, 06/15/2047	5,000	4,221
3.350%, 04/15/2050	25,000	18,940
3.250%, 04/15/2032	45,000	41,006
2.750%, 09/15/2051	60,000	40,023
1.375%, 03/15/2031	45,000	36,402
Hyundai Capital America
5.950%, 09/21/2026 (A)	105,000	106,978
Lowe’s
5.625%, 04/15/2053	80,000	82,997
4.250%, 04/01/2052	30,000	25,234
Massachusetts Institute of Technology
5.600%, 07/01/2111	50,000	55,638
Nissan Motor
4.810%, 09/17/2030 (A)	95,000	88,639

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Nissan Motor Acceptance
7.050%, 09/15/2028 (A)	$65,000	$68,119
6.950%, 09/15/2026 (A)	15,000	15,490
Northwestern University
3.662%, 12/01/2057	10,000	7,996
Tapestry
7.050%, 11/27/2025	25,000	25,579
University of Notre Dame du Lac
3.394%, 02/15/2048	20,000	15,841
University of Southern California
5.250%, 10/01/2111	20,000	20,120
Volkswagen Group of America Finance
4.625%, 11/13/2025 (A)	10,000	9,908

		822,316

CONSUMER STAPLES — 5.4%
Alimentation Couche-Tard
2.950%, 01/25/2030 (A)	30,000	26,904
Anheuser-Busch
4.900%, 02/01/2046	30,000	29,172
4.700%, 02/01/2036	100,000	98,796
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	40,000	42,369
4.600%, 04/15/2048	27,000	24,989
BAT Capital
7.750%, 10/19/2032	15,000	16,973
7.079%, 08/02/2043	20,000	21,106
6.421%, 08/02/2033	70,000	73,199
4.390%, 08/15/2037	70,000	59,071
3.215%, 09/06/2026	120,000	114,833
2.259%, 03/25/2028	80,000	71,796
General Mills
4.700%, 01/30/2027	45,000	45,063
JBS USA LUX
7.250%, 11/15/2053 (A)	10,000	10,875
5.750%, 04/01/2033	152,000	150,557
3.000%, 02/02/2029	45,000	39,812
Kenvue
5.050%, 03/22/2053	9,000	9,063

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES (continued)
Mars
4.750%, 04/20/2033 (A)	$210,000	$208,992
3.950%, 04/01/2049 (A)	20,000	16,483
Nestle Holdings
4.000%, 09/24/2048 (A)	10,000	8,711
Philip Morris International
5.125%, 11/17/2027	40,000	40,628
Reynolds American
4.450%, 06/12/2025	50,000	49,481

		1,158,873

ENERGY — 9.1%
BP Capital Markets America
4.893%, 09/11/2033	125,000	125,385
3.379%, 02/08/2061	5,000	3,525
3.060%, 06/17/2041	30,000	23,005
3.001%, 03/17/2052	40,000	27,586
3.000%, 02/24/2050	10,000	6,950
2.939%, 06/04/2051	20,000	13,657
2.772%, 11/10/2050	20,000	13,197
Cheniere Energy Partners
5.950%, 06/30/2033 (A)	105,000	107,296
Chevron USA
3.250%, 10/15/2029	70,000	66,267
Columbia Pipeline Group
5.800%, 06/01/2045	10,000	9,997
Columbia Pipelines Holding
6.055%, 08/15/2026 (A)	15,000	15,353
Enbridge
6.200%, 11/15/2030	55,000	58,788
Energy Transfer
6.125%, 12/15/2045	40,000	40,654
5.550%, 02/15/2028	75,000	76,425
5.550%, 05/15/2034	70,000	70,664
5.400%, 10/01/2047	30,000	27,936
5.350%, 05/15/2045	5,000	4,636
5.300%, 04/15/2047	10,000	9,206
4.950%, 06/15/2028	60,000	59,853
4.000%, 10/01/2027	30,000	28,959

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY (continued)
Enterprise Products Operating
4.250%, 02/15/2048	$65,000	$56,530
EOG Resources
4.375%, 04/15/2030	30,000	29,729
EQT
7.000%, 02/01/2030	25,000	26,845
5.750%, 02/01/2034	165,000	165,149
3.625%, 05/15/2031 (A)	40,000	35,639
Exxon Mobil
4.227%, 03/19/2040	5,000	4,605
3.452%, 04/15/2051	40,000	30,755
3.095%, 08/16/2049	15,000	10,839
Hess
4.300%, 04/01/2027	60,000	59,245
Marathon Petroleum
4.700%, 05/01/2025	90,000	89,396
MPLX
4.500%, 04/15/2038	30,000	26,870
1.750%, 03/01/2026	85,000	79,606
Occidental Petroleum
8.875%, 07/15/2030	115,000	135,050
ONEOK
5.550%, 11/01/2026	70,000	71,182
Sabal Trail Transmission
4.246%, 05/01/2028 (A)	90,000	87,107
Sabine Pass Liquefaction
5.900%, 09/15/2037	45,000	47,121
Shell International Finance BV
3.250%, 04/06/2050	5,000	3,674
Spectra Energy Partners
3.375%, 10/15/2026	40,000	38,548
Tennessee Gas Pipeline
7.000%, 10/15/2028	30,000	32,460
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	10,000	8,223
TotalEnergies Capital International
3.461%, 07/12/2049	35,000	27,051
3.127%, 05/29/2050	50,000	36,035
2.986%, 06/29/2041	30,000	23,014

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY (continued)
Williams
5.800%, 11/15/2043	$30,000	$30,509
2.600%, 03/15/2031	15,000	12,823

		1,957,344

FINANCIALS — 31.5%
American Honda Finance MTN
5.650%, 11/15/2028	105,000	109,719
American International Group
4.375%, 06/30/2050	35,000	31,021
ANZ New Zealand Int’l
1.250%, 06/22/2026 (A)	100,000	91,867
ASB Bank
1.625%, 10/22/2026 (A)	70,000	64,126
BAE Systems Holdings
3.850%, 12/15/2025 (A)	10,000	9,814
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	70,000	65,535
Banco Santander
6.607%, 11/07/2028	80,000	84,969
5.588%, 08/08/2028	120,000	122,106
Bank of America
5.819%, SOFRRATE + 1.570%, 09/15/2029 (B)	75,000	77,534
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	95,000	96,827
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	35,000	27,526
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	35,000	29,132
Bank of America MTN
4.948%, SOFRRATE + 2.040%, 07/22/2028 (B)	150,000	150,195
4.183%, 11/25/2027	90,000	87,782
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	70,000	66,786
3.458%, TSFR3M + 1.232%, 03/15/2025 (B)	140,000	139,601
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	20,000	17,065
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	105,000	75,819
Barclays
3.932%, US0003M + 1.610%, 05/07/2025 (B)	70,000	69,658
BNP Paribas
5.125%, H15T1Y + 1.450%, 01/13/2029 (A),(B)	65,000	65,299
2.219%, SOFRRATE + 2.074%, 06/09/2026 (A),(B)	60,000	57,504

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS (continued)
1.323%, SOFRRATE + 1.004%, 01/13/2027 (A),(B)	$100,000	$92,655
BPCE
1.652%, SOFRRATE + 1.520%, 10/06/2026 (A),(B)	50,000	46,756
Canadian Imperial Bank of Commerce
5.615%, 07/17/2026	95,000	96,822
Citigroup
5.500%, 09/13/2025	50,000	50,311
4.300%, 11/20/2026	10,000	9,832
3.887%, TSFR3M + 1.825%, 01/10/2028 (B)	10,000	9,712
3.200%, 10/21/2026	20,000	19,133
2.976%, SOFRRATE + 1.422%, 11/05/2030 (B)	10,000	8,964
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	30,000	21,890
Corebridge Financial
3.900%, 04/05/2032	40,000	36,077
3.850%, 04/05/2029	75,000	70,861
3.500%, 04/04/2025	65,000	63,592
Credit Agricole
1.247%, SOFRRATE + 0.892%, 01/26/2027 (A),(B)	70,000	64,739
Credit Suisse NY
4.750%, 08/09/2024	145,000	144,291
Credit Suisse NY MTN
3.700%, 02/21/2025	105,000	103,338
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A),(B)	95,000	96,571
Fifth Third Bancorp
5.631%, SOFRRATE + 1.840%, 01/29/2032 (B)	30,000	30,288
Fiserv
3.200%, 07/01/2026	20,000	19,283
GA Global Funding Trust
3.850%, 04/11/2025 (A)	90,000	88,417
2.250%, 01/06/2027 (A)	10,000	9,154
1.950%, 09/15/2028 (A)	75,000	64,158
Goldman Sachs Group
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	20,000	18,231
3.500%, 01/23/2025	50,000	49,182
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	15,000	11,753
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	50,000	38,561

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS (continued)
2.640%, SOFRRATE + 1.114%, 02/24/2028 (B)	$70,000	$65,201
2.600%, 02/07/2030	15,000	13,177
1.992%, SOFRRATE + 1.090%, 01/27/2032 (B)	5,000	4,055
1.948%, SOFRRATE + 0.913%, 10/21/2027 (B)	100,000	91,943
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	150,000	138,782
Huntington Bancshares
6.208%, SOFRRATE + 2.020%, 08/21/2029 (B)	60,000	61,996
ING Groep
4.625%, 01/06/2026 (A)	50,000	49,724
3.869%, SOFRRATE + 1.640%, 03/28/2026 (B)	85,000	83,494
JPMorgan Chase
6.254%, SOFRRATE + 1.810%, 10/23/2034 (B)	25,000	27,102
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	35,000	35,593
5.040%, SOFRRATE + 1.190%, 01/23/2028 (B)	55,000	55,242
4.565%, SOFRRATE + 1.750%, 06/14/2030 (B)	90,000	88,493
4.250%, 10/01/2027	30,000	29,639
3.328%, SOFRRATE + 1.580%, 04/22/2052 (B)	30,000	22,084
2.069%, SOFRRATE + 1.015%, 06/01/2029 (B)	80,000	71,290
Lloyds Banking Group
4.716%, H15T1Y + 1.750%, 08/11/2026 (B)	105,000	103,882
Macquarie Group MTN
6.207%, 11/22/2024 (A)	25,000	25,138
Marsh & McLennan
5.400%, 09/15/2033	80,000	83,731
MetLife
5.250%, 01/15/2054	35,000	35,599
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	15,000	15,273
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	45,000	45,950
5.449%, SOFRRATE + 1.630%, 07/20/2029 (B)	60,000	61,033
5.297%, SOFRRATE + 2.620%, 04/20/2037 (B)	5,000	4,885
5.123%, SOFRRATE + 1.730%, 02/01/2029 (B)	45,000	45,130
4.210%, SOFRRATE + 1.610%, 04/20/2028 (B)	80,000	78,125
Morgan Stanley MTN
4.300%, 01/27/2045	50,000	44,661
2.475%, SOFRRATE + 1.000%, 01/21/2028 (B)	60,000	55,932
2.188%, SOFRRATE + 1.990%, 04/28/2026 (B)	100,000	96,405
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/2028 (B)	70,000	70,191

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS (continued)
Nasdaq
5.550%, 02/15/2034	$55,000	$56,961
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A),(B)	80,000	74,424
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	105,000	106,751
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	35,000	38,975
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	85,000	86,776
5.300%, SOFRRATE + 1.342%, 01/21/2028 (B)	35,000	35,307
2.600%, 07/23/2026	130,000	123,223
Royal Bank of Canada MTN
4.950%, 02/01/2029	40,000	40,311
2.300%, 11/03/2031	30,000	25,069
Santander UK Group Holdings
6.833%, SOFRRATE + 2.749%, 11/21/2026 (B)	75,000	76,594
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	15,000	15,265
5.523%, 07/17/2028	95,000	97,728
Truist Bank
2.250%, 03/11/2030	10,000	8,332
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/2029 (B)	70,000	75,551
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	20,000	20,370
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	115,000	117,576
5.435%, SOFRRATE + 1.620%, 01/24/2030 (B)	90,000	90,796
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	15,000	14,592
4.873%, SOFRRATE + 1.435%, 01/26/2029 (B)	70,000	69,119
1.887%, SOFRRATE + 0.862%, 06/07/2029 (B)	60,000	52,308
UBS Group
6.373%, SOFRRATE + 3.340%, 07/15/2026 (A),(B)	45,000	45,511
4.703%, H15T1Y + 2.050%, 08/05/2027 (A),(B)	175,000	172,467
4.125%, 09/24/2025 (A)	20,000	19,628
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (B)	95,000	99,175
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	20,000	20,628
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	75,000	76,858

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS (continued)
5.384%, SOFRRATE + 1.560%, 01/23/2030 (B)	$65,000	$65,754
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	10,000	9,631
2.491%, H15T5Y + 0.950%, 11/03/2036 (B)	60,000	47,001
Wells Fargo
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	45,000	49,035
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	65,000	66,281
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (B)	195,000	199,267
4.650%, 11/04/2044	40,000	35,572
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	20,000	17,872
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	20,000	17,555
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	80,000	76,645
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	120,000	110,733
Westpac Banking
1.953%, 11/20/2028	15,000	13,284
		6,777,131

HEALTH CARE — 7.7%
AbbVie
4.850%, 06/15/2044	20,000	19,344
4.550%, 03/15/2035	10,000	9,792
4.250%, 11/21/2049	138,000	121,204
4.050%, 11/21/2039	41,000	37,109
2.950%, 11/21/2026	85,000	–
Amgen
5.650%, 03/02/2053	5,000	5,155
5.600%, 03/02/2043	20,000	20,589
5.250%, 03/02/2030	30,000	30,760
4.400%, 05/01/2045	10,000	8,809
Bayer US Finance
6.500%, 11/21/2033 (A)	110,000	112,258
Bristol-Myers Squibb
6.400%, 11/15/2063	20,000	22,962
6.250%, 11/15/2053	20,000	22,636
4.550%, 02/20/2048	4,000	3,618
2.550%, 11/13/2050	15,000	9,322
Centene
3.000%, 10/15/2030	70,000	60,542
2.500%, 03/01/2031	30,000	24,944

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE (continued)
CVS Health
6.000%, 06/01/2063	$15,000	$15,477
5.125%, 07/20/2045	20,000	18,671
3.000%, 08/15/2026	40,000	38,283
Eli Lilly
4.950%, 02/27/2063	35,000	35,390
4.875%, 02/27/2053	41,000	41,184
Gilead Sciences
5.250%, 10/15/2033	60,000	62,218
4.000%, 09/01/2036	30,000	27,463
2.800%, 10/01/2050	20,000	13,507
Kaiser Foundation Hospitals
4.150%, 05/01/2047	30,000	26,189
Merck
4.900%, 05/17/2044	65,000	64,700
4.500%, 05/17/2033	40,000	39,836
4.300%, 05/17/2030	95,000	94,412
Northwell Healthcare
4.260%, 11/01/2047	10,000	8,342
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	39,000	39,110
5.300%, 05/19/2053	36,000	36,457
5.110%, 05/19/2043	100,000	99,466
4.750%, 05/19/2033	225,000	224,882
Revvity
0.850%, 09/15/2024	70,000	67,931
Smith & Nephew
2.032%, 10/14/2030	40,000	33,362
Sutter Health
5.164%, 08/15/2033	60,000	61,066
UnitedHealth Group
5.875%, 02/15/2053	70,000	77,903
4.750%, 05/15/2052	15,000	14,193
		1,649,086

INDUSTRIALS — 8.3%
AerCap Ireland Capital DAC
6.150%, 09/30/2030	45,000	46,891
6.100%, 01/15/2027	45,000	45,985

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS (continued)
5.750%, 06/06/2028	$45,000	$45,882
3.300%, 01/30/2032	85,000	72,690
3.000%, 10/29/2028	60,000	54,341
2.450%, 10/29/2026	40,000	37,100
1.650%, 10/29/2024	110,000	106,829
Boeing
5.805%, 05/01/2050	110,000	110,271
5.150%, 05/01/2030	60,000	60,108
5.040%, 05/01/2027	190,000	190,301
3.250%, 02/01/2028	30,000	28,140
3.100%, 05/01/2026	60,000	57,398
2.196%, 02/04/2026	110,000	103,680
Burlington Northern Santa Fe
4.150%, 04/01/2045	60,000	52,602
Canadian Pacific Railway
6.125%, 09/15/2115	10,000	10,904
3.100%, 12/02/2051	25,000	17,657
Carrier Global
5.900%, 03/15/2034 (A)	20,000	21,374
L3Harris Technologies
5.400%, 07/31/2033	130,000	133,786
Northrop Grumman
5.150%, 05/01/2040	15,000	14,949
4.950%, 03/15/2053	10,000	9,683
Regal Rexnord
6.400%, 04/15/2033 (A)	115,000	119,316
6.300%, 02/15/2030 (A)	100,000	102,656
6.050%, 02/15/2026 (A)	60,000	60,595
RTX
6.400%, 03/15/2054	47,000	54,073
4.450%, 11/16/2038	30,000	27,601
3.950%, 08/16/2025	70,000	69,063
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	100,000	89,809
Union Pacific
3.500%, 02/14/2053	15,000	11,652
3.375%, 02/14/2042	10,000	8,061
Union Pacific MTN
3.550%, 08/15/2039	5,000	4,262

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS (continued)
United Airlines Pass Through Trust
4.150%, 08/25/2031	$27,919	$25,936
		1,793,595

INFORMATION TECHNOLOGY — 2.5%
Analog Devices
1.700%, 10/01/2028	40,000	35,466
Apple
2.375%, 02/08/2041	80,000	58,229
Broadcom
3.419%, 04/15/2033 (A)	70,000	61,415
3.137%, 11/15/2035 (A)	30,000	24,586
2.450%, 02/15/2031 (A)	30,000	25,492
Intel
5.900%, 02/10/2063	30,000	32,462
5.700%, 02/10/2053	5,000	5,265
5.625%, 02/10/2043	10,000	10,595
4.900%, 08/05/2052	55,000	52,715
4.750%, 03/25/2050	5,000	4,627
Oracle
6.900%, 11/09/2052	25,000	29,235
6.250%, 11/09/2032	60,000	64,706
5.550%, 02/06/2053	15,000	14,890
4.000%, 11/15/2047	10,000	7,938
3.950%, 03/25/2051	20,000	15,521
3.850%, 07/15/2036	70,000	60,892
3.650%, 03/25/2041	25,000	19,861
3.600%, 04/01/2050	5,000	3,672
Salesforce
2.900%, 07/15/2051	20,000	13,846
2.700%, 07/15/2041	10,000	7,443
		548,856

MATERIALS — 1.9%
Berry Global
5.650%, 01/15/2034 (A)	55,000	55,452
Freeport-McMoRan
5.250%, 09/01/2029	67,000	67,249
4.625%, 08/01/2030	21,000	20,293

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS (continued)
4.250%, 03/01/2030	$10,000	$9,398
International Flavors & Fragrances
3.468%, 12/01/2050 (A)	90,000	60,769
3.268%, 11/15/2040 (A)	90,000	64,427
2.300%, 11/01/2030 (A)	70,000	58,186
Minera Mexico
4.500%, 01/26/2050 (A)	30,000	23,398
PPG Industries
1.200%, 03/15/2026	50,000	46,395
		405,567

REAL ESTATE — 9.0%
Agree
4.800%, 10/01/2032	65,000	61,745
2.000%, 06/15/2028	80,000	70,108
Alexandria Real Estate Equities
4.750%, 04/15/2035	40,000	38,538
3.550%, 03/15/2052	35,000	25,177
Equinix
2.625%, 11/18/2024	160,000	156,321
Extra Space Storage
5.900%, 01/15/2031	115,000	119,336
5.500%, 07/01/2030	75,000	76,499
3.900%, 04/01/2029	80,000	75,644
Kite Realty Group
5.500%, 03/01/2034	105,000	104,686
Kite Realty Group Trust
4.750%, 09/15/2030	15,000	14,424
Mid-America Apartments
1.100%, 09/15/2026	50,000	45,456
Ontario Teachers’ Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	80,000	64,221
Prologis
2.250%, 01/15/2032	25,000	20,810
Public Storage Operating
5.350%, 08/01/2053	20,000	20,487
Realty Income
5.125%, 02/15/2034	30,000	29,747
4.450%, 09/15/2026	20,000	19,535

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

REAL ESTATE (continued)
3.400%, 01/15/2030	$20,000	$18,368
3.200%, 02/15/2031	55,000	49,040
2.100%, 03/15/2028	45,000	40,433
Regency Centers
5.250%, 01/15/2034	50,000	50,071
4.650%, 03/15/2049	25,000	21,657
4.125%, 03/15/2028	40,000	38,523
Rexford Industrial Realty
2.150%, 09/01/2031	15,000	12,073
Scentre Group Trust 1
3.750%, 03/23/2027 (A)	10,000	9,621
3.500%, 02/12/2025 (A)	20,000	19,615
3.250%, 10/28/2025 (A)	10,000	9,666
Simon Property Group
3.800%, 07/15/2050	30,000	23,612
1.750%, 02/01/2028	15,000	13,463
Sun Communities Operating
5.500%, 01/15/2029	90,000	90,854
2.700%, 07/15/2031	65,000	53,955
2.300%, 11/01/2028	195,000	171,693
UDR MTN
3.500%, 01/15/2028	35,000	33,053
VICI Properties
4.950%, 02/15/2030	15,000	14,548
4.750%, 02/15/2028	140,000	137,203
4.625%, 12/01/2029 (A)	70,000	66,232
4.125%, 08/15/2030 (A)	125,000	113,765
		1,930,179

UTILITIES — 8.0%
AES
3.300%, 07/15/2025 (A)	30,000	29,079
2.450%, 01/15/2031	10,000	8,349
CenterPoint Energy Houston Electric
3.000%, 03/01/2032	25,000	22,044
2.900%, 07/01/2050	10,000	6,843
Cleco Corporate Holdings
3.375%, 09/15/2029	30,000	26,355

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES (continued)
Commonwealth Edison
4.000%, 03/01/2049	$20,000	$16,432
3.200%, 11/15/2049	30,000	21,284
3.000%, 03/01/2050	30,000	20,498
Constellation Energy Generation
6.250%, 10/01/2039	45,000	47,942
Consumers Energy
4.200%, 09/01/2052	10,000	8,611
3.500%, 08/01/2051	10,000	7,736
Dominion Energy
4.850%, 08/15/2052	10,000	9,024
3.375%, 04/01/2030	40,000	36,565
1.450%, 04/15/2026	140,000	130,015
Duke Energy Carolinas
2.850%, 03/15/2032	45,000	39,015
Duke Energy Ohio
4.300%, 02/01/2049	50,000	41,822
2.125%, 06/01/2030	20,000	17,005
Duke Energy Progress
4.100%, 05/15/2042	70,000	59,474
East Ohio Gas
3.000%, 06/15/2050 (A)	20,000	12,793
Entergy
2.950%, 09/01/2026	50,000	47,628
2.400%, 06/15/2031	40,000	33,566
Entergy Texas
3.550%, 09/30/2049	60,000	44,699
Georgia Power
4.300%, 03/15/2043	60,000	51,824
Indiana Michigan Power
4.250%, 08/15/2048	10,000	8,298
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	30,000	24,183
Jersey Central Power & Light
2.750%, 03/01/2032 (A)	60,000	50,524
MidAmerican Energy
3.150%, 04/15/2050	60,000	42,469
NextEra Energy Capital Holdings
4.450%, 06/20/2025	155,000	153,719

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES (continued)
Oglethorpe Power
5.375%, 11/01/2040	$70,000	$67,334
5.250%, 09/01/2050	50,000	46,873
Oncor Electric Delivery
4.950%, 09/15/2052	15,000	14,589
3.750%, 04/01/2045	40,000	32,687
3.700%, 05/15/2050	10,000	7,902
Pacific Gas and Electric
6.750%, 01/15/2053	62,000	68,337
6.700%, 04/01/2053	20,000	22,013
4.950%, 07/01/2050	10,000	8,698
4.500%, 07/01/2040	32,000	27,588
4.200%, 06/01/2041	5,000	4,010
2.500%, 02/01/2031	30,000	24,901
2.100%, 08/01/2027	70,000	63,343
PacifiCorp
5.800%, 01/15/2055	40,000	40,149
5.500%, 05/15/2054	5,000	4,837
Public Service of Colorado
3.200%, 03/01/2050	30,000	20,938
Public Service of New Hampshire
5.150%, 01/15/2053	54,000	53,575
Puget Energy
2.379%, 06/15/2028	60,000	53,691
Sempra
3.800%, 02/01/2038	20,000	16,980
Southern
1.750%, 03/15/2028	30,000	26,766
Southern California Gas
6.350%, 11/15/2052	34,000	38,460
5.750%, 06/01/2053	41,000	42,677
4.300%, 01/15/2049	10,000	8,409
Union Electric
4.000%, 04/01/2048	20,000	16,062
		1,728,615

TOTAL CORPORATE OBLIGATIONS
(Cost $21,326,147)		20,008,674

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 3.6%

	Face Amount	Value
U.S. Treasury Bond
4.750%, 11/15/2043	$25,000	$26,481
4.125%, 08/15/2053	575,000	565,027
U.S. Treasury Note
4.500%, 11/15/2033	45,000	47,025
4.000%, 01/15/2027	105,000	105,000
3.750%, 12/31/2028	35,000	34,811

TOTAL U.S. TREASURY OBLIGATIONS (Cost $737,137)		778,344

SOVEREIGN DEBT — 2.1%

Chile Government International Bond
5.330%, 01/05/2054	30,000	29,149
3.860%, 06/21/2047	5,000	4,003
3.100%, 01/22/2061	5,000	3,203
Indonesia Government International Bond
5.100%, 02/10/2054	35,000	34,070
4.650%, 09/20/2032	80,000	78,790
Israel Government International Bond
3.875%, 07/03/2050	35,000	26,236
Mexico Government International Bond
6.400%, 05/07/2054	70,000	70,208
6.350%, 02/09/2035	30,000	31,277
6.338%, 05/04/2053	20,000	19,896
5.000%, 04/27/2051	15,000	12,711
Panama Government International Bond
6.853%, 03/28/2054	15,000	13,381
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051 (A)	10,000	7,534
Philippine Government International Bond
5.609%, 04/13/2033	15,000	15,821
3.200%, 07/06/2046	20,000	14,585
2.950%, 05/05/2045	10,000	7,116
Province of British Columbia Canada
4.200%, 07/06/2033	50,000	49,404

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

SOVEREIGN DEBT — continued

	Face Amount	Value
Republic of Poland Government International Bond
4.875%, 10/04/2033	$25,000	$24,950

TOTAL SOVEREIGN DEBT (Cost $462,625)		442,334

MUNICIPAL BOND — 0.3%

CALIFORNIA — 0.3%
California State, GO
7.600%, 11/01/2040	50,000	63,805

TOTAL MUNICIPAL BOND (Cost $83,182)		63,805

TOTAL INVESTMENTS— 98.9% (Cost $22,609,091)		$21,293,157

Percentages are based on Net Assets of $21,536,236.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2024, the value of these securities amounted to $3,346,386, representing 15.5% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

DAC — Designated Activity Company

GO — General Obligation

H15T1Y — 1 Year U.S. Treasury Yield Curve Constant Maturity

H15T5Y — 5 Year U.S. Treasury Yield Curve Constant Maturity

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Retirement Income 2040 Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 103.2%

	Shares	Value
Legal & General Cash Flow Matched Bond Fund*	2,172	$20,889
Legal & General Long Duration U.S. Credit Fund*	2,630	20,077
Legal & General MSCI World Index Fund*	3,993	39,188
Legal & General U.S. Credit Fund*	1,888	16,100

TOTAL EXCHANGE TRADED FUNDS (Cost $92,488)		96,254

TOTAL INVESTMENTS— 103.2% (Cost $92,488)		$96,254

Percentages are based on Net Assets of $93,277.

*	Affiliated investment.

MSCI — Morgan Stanley Capital International

The following is a summary of the transactions with affiliated investments for the period ended January 31, 2024:

Value as of 10/31/2023	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 1/31/2024	Dividend Income	Capital Gain Distributions

Legal & General Cash Flow Matched Bond Fund
$ 20,600	$3,226	$(3,369)	$457	$(25)	$20,889	$139	$—
Legal & General Long Duration U.S. Credit Fund
19,088	3,425	(4,922)	2,573	(87)	20,077	260	—
Legal & General MSCI World Index Fund
41,222	14,780	(20,921)	1,267	2,840	39,188	196	—
Legal & General U.S. Credit Fund
14,188	2,405	(2,370)	1,956	(79)	16,100	168	—

$ 95,098	$23,836	$(31,582)	$6,253	$2,649	$96,254	$763	—

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 96.7%

	Face Amount	Value

COMMUNICATION SERVICES — 8.1%
Alphabet
0.800%, 08/15/2027	$100,000	$89,296
AT&T
2.300%, 06/01/2027	225,000	208,605
Comcast
3.950%, 10/15/2025	100,000	98,758
3.550%, 05/01/2028	100,000	96,276
Meta Platforms
4.600%, 05/15/2028	125,000	126,251
NTT Finance
1.162%, 04/03/2026 (A)	200,000	185,243
Verizon Communications
0.850%, 11/20/2025	400,000	372,782
0.750%, 03/22/2024	500,000	496,637
Walt Disney
1.750%, 08/30/2024	250,000	244,989
Warnermedia Holdings
3.755%, 03/15/2027	100,000	96,051

		2,014,888

CONSUMER DISCRETIONARY — 6.2%
Amazon.com
0.800%, 06/03/2025	200,000	190,306
BMW US Capital
0.750%, 08/12/2024 (A)	125,000	121,910
General Motors
4.000%, 04/01/2025	250,000	246,972
Home Depot
2.875%, 04/15/2027	150,000	143,234
Honda Motor
2.534%, 03/10/2027	100,000	94,264
Lowe’s
2.500%, 04/15/2026	300,000	286,100
McDonald’s MTN
1.450%, 09/01/2025	200,000	189,941
Starbucks
2.000%, 03/12/2027	100,000	92,491
Toyota Motor
5.118%, 07/13/2028	120,000	124,128

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Toyota Motor Credit
5.450%, 11/10/2027	$50,000	$51,707

		1,541,053

CONSUMER STAPLES — 9.6%
Altria Group
2.350%, 05/06/2025	100,000	96,704
Anheuser-Busch InBev Worldwide
4.000%, 04/13/2028	100,000	98,285
Cargill
3.625%, 04/22/2027 (A)	100,000	97,241
0.400%, 02/02/2024 (A)	100,000	100,000
Coca-Cola
1.450%, 06/01/2027	100,000	91,369
Colgate-Palmolive
4.600%, 03/01/2028	125,000	127,625
Diageo Capital
1.375%, 09/29/2025	200,000	189,438
Estee Lauder
4.375%, 05/15/2028	100,000	99,699
Hershey
4.250%, 05/04/2028	100,000	99,720
Hormel Foods
0.650%, 06/03/2024	100,000	98,402
Kenvue
5.050%, 03/22/2028	100,000	102,330
Keurig Dr Pepper
4.597%, 05/25/2028	100,000	99,919
Mars
0.875%, 07/16/2026 (A)	200,000	182,642
McCormick
3.150%, 08/15/2024	150,000	148,009
PepsiCo
2.375%, 10/06/2026	150,000	142,732
Procter & Gamble
2.450%, 11/03/2026	200,000	191,189
Target
1.950%, 01/15/2027	200,000	187,298

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES (continued)
Walmart
2.850%, 07/08/2024	$250,000	$247,397
		2,399,999

ENERGY — 4.0%
BP Capital Markets America
3.937%, 09/21/2028	150,000	146,340
Chevron USA
3.850%, 01/15/2028	125,000	123,372
ConocoPhillips
3.350%, 11/15/2024	250,000	246,180
Enterprise Products Operating
3.950%, 02/15/2027	100,000	98,317
Kinder Morgan
4.300%, 06/01/2025	150,000	148,257
Phillips 66
4.950%, 12/01/2027	125,000	125,967
Sabine Pass Liquefaction
5.000%, 03/15/2027	120,000	120,368
		1,008,801

FINANCIALS — 27.0%
Aflac
2.875%, 10/15/2026	150,000	142,747
1.125%, 03/15/2026	100,000	92,443
American Express
5.850%, 11/05/2027	100,000	104,238
3.000%, 10/30/2024	100,000	98,348
Aon Global
3.500%, 06/14/2024	100,000	99,185
Bank of America
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	125,000	118,174
Bank of America MTN
3.593%, TSFR3M + 1.632%, 07/21/2028 (B)	100,000	95,357
3.559%, TSFR3M + 1.322%, 04/23/2027 (B)	100,000	96,604
0.981%, SOFRRATE + 0.910%, 09/25/2025 (B)	125,000	121,262
Bank of Montreal MTN
2.650%, 03/08/2027	125,000	117,831
Bank of Nova Scotia
5.250%, 06/12/2028	160,000	162,967

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS (continued)
Berkshire Hathaway Finance
2.300%, 03/15/2027	$150,000	$141,848
Charles Schwab
3.850%, 05/21/2025	125,000	123,055
Citigroup
3.200%, 10/21/2026	250,000	239,168
CME Group
3.750%, 06/15/2028	100,000	97,586
Corebridge Financial
3.650%, 04/05/2027	175,000	168,023
European Investment Bank
0.375%, 07/24/2024	250,000	244,350
GA Global Funding Trust
0.800%, 09/13/2024 (A)	250,000	242,030
GATX
4.350%, 02/15/2024	100,000	99,895
Goldman Sachs Group
3.750%, 02/25/2026	100,000	97,793
3.625%, 02/20/2024	275,000	274,625
Inter-American Development Bank MTN
0.875%, 04/03/2025	300,000	287,083
JPMorgan Chase
3.625%, 05/13/2024	200,000	198,904
1.561%, SOFRRATE + 0.605%, 12/10/2025 (B)	450,000	435,071
Kreditanstalt fuer Wiederaufbau
0.375%, 07/18/2025	350,000	329,646
MassMutual Global Funding II
5.050%, 06/14/2028 (A)	100,000	101,118
Mastercard
2.950%, 11/21/2026	100,000	96,410
Metropolitan Life Global Funding I MTN
0.700%, 09/27/2024 (A)	220,000	213,389
Morgan Stanley MTN
3.875%, 04/29/2024	200,000	199,162
2.720%, SOFRRATE + 1.152%, 07/22/2025 (B)	200,000	197,220
New York Life Global Funding
2.350%, 07/14/2026 (A)	200,000	189,025
Northwestern Mutual Global Funding
1.750%, 01/11/2027 (A)	100,000	91,710

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS (continued)
PayPal Holdings
2.650%, 10/01/2026	$100,000	$95,019
PNC Financial Services Group
1.150%, 08/13/2026	125,000	114,289
Royal Bank of Canada MTN
1.400%, 11/02/2026	100,000	91,457
S&P Global
2.450%, 03/01/2027	200,000	188,298
State Street
1.684%, SOFRRATE + 0.560%, 11/18/2027 (B)	100,000	91,959
Toronto-Dominion Bank MTN
2.800%, 03/10/2027	200,000	189,229
1.950%, 01/12/2027	150,000	139,479
US Bancorp
1.450%, 05/12/2025	100,000	95,697
Visa
3.150%, 12/14/2025	100,000	97,695
Wells Fargo MTN
3.550%, 09/29/2025	100,000	97,817
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	250,000	239,514

		6,756,720

HEALTH CARE — 8.4%
Abbott Laboratories
3.750%, 11/30/2026	100,000	98,571
Amgen
2.200%, 02/21/2027	125,000	116,436
Astrazeneca Finance
0.700%, 05/28/2024	100,000	98,500
Bristol-Myers Squibb
0.750%, 11/13/2025	155,000	144,893
Cigna Group
4.125%, 11/15/2025	100,000	98,489
CVS Health
3.625%, 04/01/2027	150,000	145,102
Elevance Health
4.101%, 03/01/2028	125,000	122,578
2.375%, 01/15/2025	100,000	97,437
GE HealthCare Technologies
5.650%, 11/15/2027	150,000	154,688

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE (continued)
Johnson & Johnson
0.550%, 09/01/2025	$150,000	$141,148
Kaiser Foundation Hospitals
3.150%, 05/01/2027	100,000	95,796
Medtronic Global Holdings SCA
4.250%, 03/30/2028	125,000	124,106
Merck
1.700%, 06/10/2027	125,000	114,943
Pfizer
3.400%, 05/15/2024	150,000	149,092
Thermo Fisher Scientific
4.800%, 11/21/2027	155,000	157,628
UnitedHealth Group
3.700%, 12/15/2025	250,000	245,893

		2,105,300

INDUSTRIALS — 9.4%
AerCap Ireland Capital DAC
5.750%, 06/06/2028	100,000	101,959
Burlington Northern Santa Fe
3.650%, 09/01/2025	300,000	295,170
Canadian Pacific Railway
1.750%, 12/02/2026	325,000	300,415
Caterpillar Financial Services MTN
2.150%, 11/08/2024	175,000	171,145
Eaton
3.103%, 09/15/2027	100,000	95,633
General Dynamics
3.750%, 05/15/2028	150,000	146,387
Honeywell International
4.950%, 02/15/2028	100,000	102,496
John Deere Capital MTN
2.650%, 06/24/2024	270,000	267,008
Northrop Grumman
3.250%, 01/15/2028	115,000	109,593
Otis Worldwide
2.056%, 04/05/2025	100,000	96,438
Parker-Hannifin
4.250%, 09/15/2027	100,000	98,869

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS (continued)
RTX
2.650%, 11/01/2026	$300,000	$284,686
Union Pacific
3.250%, 01/15/2025	100,000	98,406
Waste Management
0.750%, 11/15/2025	200,000	186,416

		2,354,621

INFORMATION TECHNOLOGY — 6.0%
Apple
2.450%, 08/04/2026	170,000	162,343
Broadcom
4.110%, 09/15/2028	100,000	97,313
Intel
3.750%, 08/05/2027	150,000	146,632
Microsoft
2.400%, 08/08/2026	500,000	477,114
NVIDIA
0.584%, 06/14/2024	100,000	98,278
QUALCOMM
3.250%, 05/20/2027	100,000	96,505
Salesforce
0.625%, 07/15/2024	250,000	244,773
Texas Instruments
1.125%, 09/15/2026	185,000	170,339

		1,493,297

MATERIALS — 0.4%
Ecolab
1.650%, 02/01/2027	100,000	92,181

REAL ESTATE — 9.5%
Alexandria Real Estate Equities
3.950%, 01/15/2027	200,000	194,473
Camden Property Trust
4.100%, 10/15/2028	100,000	97,176
ERP Operating
2.850%, 11/01/2026	250,000	238,236
Extra Space Storage
5.700%, 04/01/2028	200,000	204,478

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

REAL ESTATE (continued)
Mid-America Apartments
1.100%, 09/15/2026	$325,000	$295,461
NNN REIT
4.300%, 10/15/2028	125,000	121,758
Prologis
4.875%, 06/15/2028	100,000	101,313
2.125%, 04/15/2027	100,000	92,555
Public Storage Operating
1.500%, 11/09/2026	300,000	276,233
Realty Income
4.625%, 11/01/2025	150,000	149,162
4.600%, 02/06/2024	100,000	100,000
3.200%, 01/15/2027	100,000	95,472
Simon Property Group
2.000%, 09/13/2024	300,000	293,868
Welltower OP
4.250%, 04/15/2028	125,000	122,374
		2,382,559

UTILITIES — 8.1%
American Water Capital
2.950%, 09/01/2027	100,000	94,380
CMS Energy
2.950%, 02/15/2027	100,000	93,878
Connecticut Light and Power
3.200%, 03/15/2027	100,000	95,963
Duke Energy Florida
3.200%, 01/15/2027	150,000	144,791
Entergy Louisiana
0.950%, 10/01/2024	100,000	97,170
Florida Power & Light
4.400%, 05/15/2028	80,000	80,195
National Rural Utilities Cooperative Finance MTN
1.000%, 10/18/2024	250,000	242,466
NextEra Energy Capital Holdings
1.875%, 01/15/2027	125,000	115,103
NiSource
5.250%, 03/30/2028	100,000	102,032
Oncor Electric Delivery
2.750%, 06/01/2024	175,000	173,146

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES (continued)
Public Service Electric and Gas MTN
2.250%, 09/15/2026	$200,000	$188,773
Public Service of Colorado
3.700%, 06/15/2028	200,000	193,635
Southern California Edison
5.300%, 03/01/2028	125,000	128,135
Southern California Gas
2.950%, 04/15/2027	175,000	166,401
Virginia Electric and Power
3.500%, 03/15/2027	100,000	96,633
		2,012,701

TOTAL CORPORATE OBLIGATIONS (Cost $24,814,413)		24,162,120

U.S. TREASURY OBLIGATION — 1.4%

U.S. Treasury Note
4.375%, 11/30/2028	350,000	357,738

TOTAL U.S. TREASURY OBLIGATION (Cost $358,427)		357,738

TOTAL INVESTMENTS— 98.1% (Cost $25,172,840)		$24,519,858

Percentages are based on Net Assets of $24,994,353.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2024, the value of these securities amounted to $1,524,308, representing 6.1% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Cash Flow Matched Bond Fund January 31, 2024 (Unaudited)

DAC — Designated Activity Company

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month Average

The open futures contracts held by the Fund at January 31, 2024, are as follows:

Type of Contract	Number of	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 5-Year Treasury Note	17	Mar-2024	$1,808,494	$1,842,641	$34,147

Short Contracts
U.S. 2-Year Treasury Note	(3)	Mar-2024	$(610,856)	$(616,969)	$(6,113)

			$1,197,638	$1,225,672	$28,034

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.2%

	Shares	Value

COMMUNICATION SERVICES — 7.4%
Adevinta, Cl B (A)	199	$2,129
Alphabet, Cl A (A)	2,604	364,820
Alphabet, Cl C (A)	2,294	325,289
AT&T	3,108	54,981
Auto Trader Group	384	3,533
BCE	29	1,170
Bollore	355	2,345
BT Group, Cl A	2,950	4,179
Cameco	186	8,880
Capcom	100	3,814
CAR Group	157	3,371
Cellnex Telecom	244	9,388
Charter Communications, Cl A (A)	43	15,941
Comcast, Cl A	1,801	83,819
Dentsu Group	100	2,654
Deutsche Telekom	1,417	34,784
Electronic Arts	113	15,547
Elisa	57	2,597
Fox	164	5,179
HKT Trust & HKT	2,000	2,403
Informa	602	5,913
Infrastrutture Wireless Italiane	136	1,644
Interpublic Group of	158	5,212
KDDI	700	23,194
Koei Tecmo Holdings	100	1,246
Koninklijke KPN	1,638	5,572
Liberty Broadband, Cl C (A)	56	4,393
Liberty Global (A)	86	1,801
Liberty Media -Liberty SiriusXM (A)	70	2,125
Liberty Media-Liberty Formula One, Cl C (A)	93	6,254
Live Nation Entertainment (A)	67	5,953
LY	1,100	3,422
Match Group (A)	119	4,567
Meta Platforms, Cl A (A)	976	380,777
Netflix (A)	194	109,437
News	157	3,868
Nexon	100	1,596
Nintendo	400	22,348
Nippon Telegraph & Telephone	13,400	16,827
Omnicom Group	86	7,773
Orange	865	10,286
Paramount Global, Cl B	243	3,545
Pinterest, Cl A (A)	246	9,218

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

COMMUNICATION SERVICES (continued)
Publicis Groupe	97	$9,719
Quebecor, Cl B	67	1,629
REA Group	21	2,505
ROBLOX, Cl A (A)	193	7,490
Rogers Communications, Cl B	167	7,801
Roku, Cl A (A)	59	5,196
Scout24	35	2,577
Sea ADR (A)	160	6,102
SEEK	134	2,209
Singapore Telecommunications	3,900	6,960
Sirius XM Holdings	405	2,061
Snap, Cl A (A)	464	7,373
SoftBank	1,300	17,272
SoftBank Group	400	17,268
Spark New Zealand	747	2,424
Swisscom	12	7,179
Take-Two Interactive Software (A)	77	12,700
Tele2, Cl B	205	1,748
Telecom Italia (A)	4,001	1,205
Telefonica	2,180	8,870
Telenor	281	3,113
Telia	1,093	2,819
Telstra Group	1,669	4,402
TELUS	193	3,457
T-Mobile US	235	37,889
Toho	100	3,257
Trade Desk, Cl A (A)	197	13,481
Universal Music Group	366	10,789
Verizon Communications	1,842	78,009
Vivendi	311	3,505
Vodafone Group	10,127	8,609
Walt Disney	804	77,224
Warner Bros Discovery (A)	1,024	10,261
WPP	478	4,622

		1,975,519

CONSUMER DISCRETIONARY — 10.2%
Accor	96	3,791
adidas	72	13,593
Ageas	69	2,965
Airbnb, Cl A (A)	187	26,954
Aisin	100	3,734
Allianz	178	47,557

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY (continued)
Amadeus IT Group	201	$14,086
Amazon.com (A)	4,078	632,906
Aptiv (A)	131	10,654
Aristocrat Leisure	279	8,044
AutoZone (A)	8	22,097
Avolta (A)	42	1,605
Bandai Namco Holdings	300	6,496
Barratt Developments	408	2,781
Bath & Body Works	106	4,522
Bayerische Motoren Werke	147	15,296
Berkeley Group Holdings	45	2,725
Best Buy	90	6,524
Booking Holdings (A)	16	56,120
BorgWarner	96	3,254
Bridgestone	300	13,000
BRP	8	505
Burberry Group	162	2,668
Burlington Stores (A)	27	5,161
Caesars Entertainment (A)	86	3,773
Canadian Tire, Cl A	23	2,445
CarMax (A)	65	4,627
Carnival (A)	455	7,544
Chipotle Mexican Grill, Cl A (A)	12	28,905
Cie Financiere Richemont, Cl A	230	34,163
Cie Generale des Etablissements Michelin SCA	311	10,326
Compass Group	739	20,355
Continental	44	3,594
Darden Restaurants	52	8,454
Deckers Outdoor (A)	11	8,291
Delivery Hero, Cl A (A)	65	1,475
Denso	700	10,996
Dick’s Sporting Goods	26	3,876
D’ieteren Group	7	1,414
Dollarama	130	9,541
Domino’s Pizza	15	6,393
DoorDash, Cl A (A)	110	11,462
DR Horton	130	18,578
DraftKings, Cl A (A)	183	7,146
eBay	230	9,446
Entain	303	3,691
Etsy (A)	51	3,394
Evolution	84	9,808

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY (continued)
Expedia Group (A)	58	$8,603
Fast Retailing	100	26,698
Ferrari	56	19,529
Flutter Entertainment (A)	76	15,600
Ford Motor	1,771	20,756
Galaxy Entertainment Group	1,000	5,190
Garmin	64	7,647
General Motors	603	23,396
Genting Singapore	2,400	1,802
Genuine Parts	64	8,975
Gildan Activewear	79	2,609
Global-e Online, Cl E (A)	41	1,548
H & M Hennes & Mauritz, Cl B	294	4,148
Hasbro	52	2,545
Hermes International SCA	14	29,535
Hilton Worldwide Holdings	118	22,533
Home Depot	439	154,949
Honda Motor	2,000	22,356
Hyatt Hotels, Cl A	21	2,696
Hydro One	132	3,917
IDP Education	152	1,947
Iida Group Holdings	100	1,510
Industria de Diseno Textil	488	20,865
InterContinental Hotels Group	73	6,917
Isuzu Motors	200	2,729
JD Sports Fashion	1,032	1,525
Kering	32	13,145
Kingfisher	846	2,352
Klepierre	81	2,097
Koito Manufacturing	100	1,531
La Francaise des Jeux SAEM	38	1,540
Las Vegas Sands	157	7,681
Lear	24	3,190
Lennar, Cl A	110	16,484
LKQ	112	5,227
Lottery	890	2,921
Lowe’s	254	54,061
Lucid Group (A)	359	1,213
Lululemon Athletica (A)	51	23,145
Marriott International, Cl A	111	26,610
Mazda Motor	300	3,637
McDonald’s	321	93,963

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY (continued)
MercadoLibre (A)	20	$34,236
Mercedes-Benz Group	354	23,899
MGM Resorts International	119	5,161
Moncler	97	5,967
Next	53	5,658
NIKE, Cl B	537	54,521
Nissan Motor	1,100	4,318
NVR (A)	1	7,075
O’Reilly Automotive (A)	26	26,599
Oriental Land	500	18,570
Pan Pacific International Holdings	200	4,323
Panasonic Holdings	1,000	9,419
Pandora	40	5,845
Pearson	303	3,717
Persimmon	128	2,358
Pool	16	5,940
Prosus	634	18,752
PulteGroup	102	10,665
Puma	42	1,690
Rakuten Group (A)	700	3,075
Renault	77	2,900
Restaurant Brands International	125	9,758
Rivian Automotive, Cl A (A)	281	4,302
Ross Stores	147	20,621
Royal Caribbean Cruises (A)	112	14,280
Sands China (A)	1,200	3,150
SEB	11	1,343
Sekisui Chemical	200	2,856
Sekisui House	300	6,772
Sharp (A)	100	672
Sodexo	44	4,964
Sony Group	500	49,034
Starbucks	502	46,701
Stellantis	987	21,740
Subaru	300	5,985
Sumitomo Electric Industries	300	3,987
Suzuki Motor	200	8,984
Swatch Group	45	4,886
Taylor Wimpey	1,459	2,724
Tesla (A)	1,254	234,862
TJX	502	47,645
Toyota Motor	4,700	93,849

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY (continued)
Tractor Supply	46	$10,332
Ulta Beauty (A)	22	11,045
USS	100	1,891
Vail Resorts	16	3,552
VF	134	2,206
Volkswagen	13	1,835
Volvo Car, Cl B (A)	276	720
Wesfarmers	496	18,777
Whitbread	81	3,672
Wynn Resorts	42	3,966
Yamaha	100	2,199
Yamaha Motor	300	2,836
Yum! Brands	125	16,186
Zalando (A)	89	1,777
ZOZO	100	2,190

		2,743,044

CONSUMER STAPLES — 6.5%
Aeon	300	7,169
Ajinomoto	200	8,213
Albertsons, Cl A	164	3,480
Alimentation Couche-Tard	335	19,630
Altria Group	787	31,574
Anheuser-Busch InBev	389	24,062
Archer-Daniels-Midland	232	12,894
Asahi Group Holdings	200	7,434
Associated British Foods	143	4,236
Barry Callebaut	2	2,921
Beiersdorf	48	7,024
British American Tobacco	928	27,361
Brown-Forman, Cl B	139	7,631
Budweiser Brewing APAC	700	1,103
Bunge Global	63	5,550
Campbell Soup	79	3,526
Carlsberg, Cl B	40	5,147
Carrefour	254	4,336
Celsius Holdings (A)	65	3,243
Church & Dwight	110	10,984
Clorox	52	7,553
Coca-Cola	1,802	107,201
Coca-Cola Europacific Partners	98	6,752
Coca-Cola HBC	115	3,381
Coles Group	635	6,590

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES (continued)
Colgate-Palmolive	340	$28,628
Conagra Brands	228	6,646
Constellation Brands, Cl A	71	17,401
Costco Wholesale	194	134,807
Danone	286	19,054
Darling Ingredients (A)	73	3,161
Davide Campari-Milano	210	2,128
Diageo	1,001	36,154
Dollar General	96	12,679
Dollar Tree (A)	91	11,886
Empire	68	1,762
Endeavour Group	545	1,995
Essity, Cl B	286	6,716
Estee Lauder, Cl A	99	13,067
General Mills	261	16,941
George Weston	31	3,950
Haleon	2,433	9,882
Heineken	128	12,876
Heineken Holding	59	4,951
HelloFresh (A)	66	873
Henkel & KGaA	42	2,872
Hershey	65	12,580
Hormel Foods	120	3,644
Imperial Brands	379	9,098
J M Smucker	44	5,788
J Sainsbury	710	2,424
Japan Tobacco	500	13,179
JDE Peet’s	40	987
Jeronimo Martins SGPS	115	2,615
Kao	200	7,914
Kellanova	125	6,845
Kenvue	756	15,695
Kerry Group, Cl A	76	6,774
Kesko, Cl B	110	2,148
Keurig Dr Pepper	460	14,462
Kikkoman	100	6,153
Kimberly-Clark	146	17,662
Kirin Holdings	300	4,312
Kobe Bussan	100	2,555
Koninklijke Ahold Delhaize	409	11,502
Kraft Heinz	389	14,444
Kroger	308	14,211

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES (continued)
Lamb Weston Holdings	63	$6,454
MatsukiyoCocokara	200	3,635
McCormick	106	7,225
MEIJI Holdings	100	2,418
Metro, Cl A	100	5,250
Molson Coors Beverage, Cl B	76	4,696
Mondelez International, Cl A	591	44,485
Monster Beverage (A)	353	19,422
Mowi	231	4,158
Nestle	1,174	133,778
Ocado Group (A)	303	2,076
Orkla	302	2,366
PepsiCo	603	101,624
Pernod Ricard	89	14,595
Philip Morris International	679	61,687
Procter & Gamble	1,038	163,111
Reckitt Benckiser Group	312	22,558
Remy Cointreau	9	912
Salmar	33	1,832
Seven & i Holdings	300	11,848
Shiseido	200	5,575
Suntory Beverage & Food	100	3,262
Sysco	221	17,886
Target	206	28,651
Tesco	3,114	11,284
Treasury Wine Estates	432	3,029
Tyson Foods, Cl A	118	6,462
Unicharm	200	6,882
Unilever	1,108	53,915
Walgreens Boots Alliance	332	7,493
Walmart	650	107,413
WH Group	3,500	2,065
Wilmar International	800	1,959
Woolworths Group	527	12,377
Yakult Honsha	100	2,184

		1,736,983

ENERGY — 4.3%
Aker BP	127	3,371
Ampol	95	2,247
APA	124	3,885
ARC Resources	288	4,473
Baker Hughes, Cl A	456	12,996

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

ENERGY (continued)
BP	7,491	$43,751
Canadian Natural Resources	484	30,974
Cenovus Energy	648	10,498
Cheniere Energy	108	17,711
Chesapeake Energy	49	3,778
Chevron	795	117,207
ConocoPhillips	529	59,179
Coterra Energy	319	7,937
Devon Energy	289	12,144
Diamondback Energy	76	11,684
Enbridge	924	32,810
ENEOS Holdings	1,200	4,846
Eni	1,054	16,802
EOG Resources	255	29,016
EQT	168	5,947
Equinor	385	11,018
Exxon Mobil	1,762	181,151
Galp Energia SGPS	200	3,148
Halliburton	395	14,082
Hess	121	17,004
HF Sinclair	74	4,180
Idemitsu Kosan	500	2,777
Imperial Oil	91	5,249
Inpex	400	5,437
Keyera	88	2,129
Kinder Morgan	907	15,346
Marathon Oil	283	6,467
Marathon Petroleum	175	28,980
MEG Energy (A)	119	2,250
Neste	198	6,826
Occidental Petroleum	288	16,580
OMV	59	2,626
ONEOK	252	17,199
Ovintiv	121	5,133
Parkland	61	2,082
Pembina Pipeline	253	8,715
Phillips 66	195	28,140
Pioneer Natural Resources	103	23,673
Repsol	581	8,580
Santos	1,355	6,848
Schlumberger	625	30,437
Shell	2,898	89,845

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

ENERGY (continued)
Suncor Energy	562	$18,610
Targa Resources	89	7,561
TC Energy	462	18,226
Tenaris	189	2,985
Texas Pacific Land	3	4,384
TotalEnergies	1,002	65,005
Tourmaline Oil	144	6,226
Valero Energy	156	21,668
Williams	528	18,301
Woodside Energy Group	839	17,549

		1,157,673

FINANCIALS — 15.2%
3i Group	444	13,899
ABN AMRO Bank	184	2,708
abrdn	871	1,853
Admiral Group	113	3,593
Adyen (A)	10	12,542
Aegon	727	4,289
Aflac	243	20,495
AIA Group	5,000	39,212
AIB Group	747	3,281
Allstate	117	18,164
Ally Financial	106	3,888
American Express	274	55,003
American Financial Group	29	3,492
American International Group	318	22,104
Ameriprise Financial	46	17,794
Amundi	24	1,623
Annaly Capital Management	209	4,011
ANZ Group Holdings	1,349	23,802
Aon, Cl A	89	26,560
Apollo Global Management	169	16,968
Arch Capital Group (A)	159	13,106
Ares Management, Cl A	74	8,989
Arthur J Gallagher	93	21,591
ASR Nederland	74	3,487
Assurant	24	4,031
ASX	78	3,335
Aviva	1,190	6,496
AXA	805	27,020
Baloise Holding	19	3,035
Banco Bilbao Vizcaya Argentaria	2,634	24,653

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

FINANCIALS (continued)
Banco BPM	519	$2,800
Banco Santander	7,168	28,809
Bank Hapoalim	619	5,266
Bank Leumi Le-Israel	659	5,005
Bank of America	3,139	106,757
Bank of Ireland Group	480	4,414
Bank of Montreal	312	29,389
Bank of New York Mellon	343	19,023
Bank of Nova Scotia	540	25,252
Banque Cantonale Vaudoise	17	2,177
Barclays	6,635	12,330
Berkshire Hathaway, Cl B (A)	573	219,883
BlackRock, Cl A	66	51,104
Blackstone	312	38,828
Block (A)	32	2,085
Block, Cl A (A)	208	13,522
BNP Paribas	461	30,972
BOC Hong Kong Holdings	1,500	3,595
Brookfield, Cl A	601	23,853
Brookfield Asset Management, Cl A	150	6,031
Brown & Brown	110	8,532
CaixaBank	1,775	7,569
Canadian Imperial Bank of Commerce	404	18,258
Capital One Financial	164	22,192
Carlyle Group	108	4,322
Cboe Global Markets	49	9,009
Charles Schwab	653	41,087
Chiba Bank	200	1,482
Chubb	179	43,855
Cincinnati Financial	71	7,867
Citigroup	855	48,025
Citizens Financial Group	206	6,736
CME Group, Cl A	158	32,523
Coinbase Global, Cl A (A)	79	10,128
Commerzbank	493	5,661
Commonwealth Bank of Australia	740	56,428
Concordia Financial Group	400	1,906
Dai-ichi Life Holdings	400	8,773
Daiwa Securities Group	600	4,300
Danske Bank	305	8,190
DBS Group Holdings	800	18,948
Deutsche Bank	890	11,497

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

FINANCIALS (continued)
Deutsche Boerse	85	$16,927
Discover Financial Services	109	11,502
DNB Bank	430	8,359
Edenred	116	6,928
EQT AB	175	4,699
Equitable Holdings	148	4,838
Erie Indemnity, Cl A	10	3,458
Erste Group Bank	163	7,022
Eurazeo	16	1,363
Euronext	34	2,991
Everest Group	20	7,699
Eversource Energy	158	8,567
EXOR	43	4,160
FactSet Research Systems	17	8,091
Fairfax Financial Holdings	9	9,382
Fidelity National Financial	109	5,453
Fidelity National Information Services	269	16,748
Fifth Third Bancorp	319	10,923
FinecoBank Banca Fineco	245	3,532
First Citizens BancShares, Cl A	5	7,550
Fiserv (A)	265	37,596
FleetCor Technologies (A)	31	8,988
Franklin Resources	121	3,222
Futu Holdings ADR (A)	20	934
Gjensidige Forsikring	80	1,287
Global Payments	110	14,655
Globe Life	39	4,790
Goldman Sachs Group	146	56,065
Great-West Lifeco	112	3,739
Groupe Bruxelles Lambert	45	3,411
Hang Seng Bank	300	3,123
Hannover Rueck	28	6,712
Hargreaves Lansdown	143	1,380
Hartford Financial Services Group	139	12,087
Helvetia Holding	14	2,022
Hong Kong Exchanges & Clearing	500	15,159
HSBC Holdings	8,527	66,576
Huntington Bancshares	592	7,536
iA Financial	43	2,923
IGM Financial	33	893
Industrivarden, Cl A	102	3,211
Industrivarden, Cl C	4	126

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

FINANCIALS (continued)
ING Groep	1,610	$22,876
Insurance Australia Group	988	3,878
Intact Financial	78	12,198
Intercontinental Exchange	250	31,832
Intesa Sanpaolo	6,933	21,363
Investor, Cl B	750	17,659
Israel Discount Bank, Cl A [1]	466	2,261
Jack Henry & Associates	30	4,975
Japan Exchange Group	200	4,426
Japan Post Bank	600	6,240
Japan Post Holdings	900	8,615
Japan Post Insurance	100	1,872
JPMorgan Chase	1,275	222,309
Julius Baer Group	89	4,845
KBC Group	108	7,045
KeyCorp	383	5,565
KKR	248	21,472
L E Lundbergforetagen, Cl B	32	1,669
Legal & General Group	2,752	8,852
Lloyds Banking Group	28,169	15,100
Loblaw	69	6,895
Loews	88	6,412
London Stock Exchange Group	182	20,587
LPL Financial Holdings	32	7,654
LVMH Moet Hennessy Louis Vuitton	121	100,679
M&G	1,037	2,932
M&T Bank	75	10,358
Macquarie Group	159	19,619
Manulife Financial	819	18,105
Markel Group (A)	5	7,487
MarketAxess Holdings	15	3,383
Marsh & McLennan	218	42,257
Mastercard, Cl A	369	165,766
Medibank Pvt	1,105	2,767
Mediobanca Banca di Credito Finanziario	248	3,284
MetLife	279	19,340
Mitsubishi HC Capital	300	2,127
Mitsubishi UFJ Financial Group	5,000	46,833
Mizrahi Tefahot Bank	83	3,089
Mizuho Financial Group	1,000	18,162
Moody’s	72	28,227
Morgan Stanley	548	47,807

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

FINANCIALS (continued)
MS&AD Insurance Group Holdings	200	$8,259
MSCI, Cl A	35	20,952
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	60	25,543
Nasdaq	159	9,185
National Australia Bank	1,403	29,590
NatWest Group	2,594	7,321
Nexi (A)	327	2,508
NN Group	122	5,001
Nomura Holdings	1,400	7,541
Nordea Bank Abp	1,403	17,288
Northern Trust	87	6,929
Onex	31	2,289
ORIX	500	9,655
Oversea-Chinese Banking	1,500	14,348
Partners Group Holding	10	13,492
PayPal Holdings (A)	466	28,589
Phoenix Group Holdings	260	1,660
PNC Financial Services Group	172	26,008
Poste Italiane	209	2,266
Power Corp of Canada	244	7,112
Principal Financial Group	108	8,543
Progressive	257	45,810
Prudential	1,237	12,707
Prudential Financial	165	17,313
QBE Insurance Group	632	6,507
Raymond James Financial	88	9,696
Regions Financial	435	8,121
Resona Holdings	1,000	5,520
Robinhood Markets, Cl A (A)	193	2,073
Royal Bank of Canada	607	59,239
S&P Global	143	64,114
Sampo, Cl A	200	8,371
SBI Holdings	100	2,457
Schroders	294	1,504
SEI Investments	48	3,035
Shizuoka Financial Group	200	1,828
Singapore Exchange	400	2,793
Skandinaviska Enskilda Banken, Cl A	657	9,331
Societe Generale	310	7,969
Sofina	6	1,435
Sompo Holdings	100	5,185

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

FINANCIALS (continued)
St. James’s Place	216	$1,778
Standard Chartered	1,054	7,966
State Street	141	10,416
Sumitomo Mitsui Financial Group	600	31,208
Sumitomo Mitsui Trust Holdings	200	4,099
Sun Life Financial	269	13,944
Suncorp Group	624	5,744
Svenska Handelsbanken, Cl A	590	6,360
Swedbank	349	7,112
Swiss Life Holding	13	9,336
Swiss Re	135	15,458
Synchrony Financial	186	7,230
T Rowe Price Group	95	10,303
T&D Holdings	200	3,312
Talanx	29	2,035
Toast, Cl A (A)	122	2,168
Tokio Marine Holdings	800	21,094
Toronto-Dominion Bank	804	48,840
Tradeweb Markets, Cl A	53	5,056
Travelers	103	21,770
Truist Financial	571	21,161
Tryg	145	3,099
UBS Group	1,430	42,804
UniCredit	703	20,592
United Overseas Bank	600	12,647
US Bancorp	684	28,413
Visa, Cl A	705	192,648
W R Berkley	85	6,960
Wells Fargo	1,606	80,589
Westpac Banking	1,568	24,598
Willis Towers Watson	45	11,083
Wise, Cl A (A)	272	2,774
Worldline (A)	96	1,298
Zurich Insurance Group	65	33,026

		4,080,864

HEALTH CARE — 12.2%
Abbott Laboratories	765	86,560
AbbVie	775	127,410
Agilent Technologies	131	17,043
Alcon	220	16,560
Align Technology (A)	30	8,020
Alnylam Pharmaceuticals (A)	55	9,510

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

HEALTH CARE (continued)
Amgen	235	$73,851
Amplifon	50	1,632
Argenx (A)	25	9,441
Asahi Intecc	100	1,900
Astellas Pharma	800	9,314
AstraZeneca	680	90,152
Avantor (A)	313	7,196
Bachem Holding, Cl B	15	1,004
Baxter International	218	8,434
Bayer	420	13,069
Becton Dickinson	127	30,329
Biogen (A)	65	16,033
BioMarin Pharmaceutical (A)	85	7,487
BioMerieux	17	1,830
Bio-Rad Laboratories, Cl A (A)	9	2,888
Bio-Techne	64	4,500
Boston Scientific (A)	640	40,486
Bristol-Myers Squibb	924	45,156
Cardinal Health	107	11,683
Carl Zeiss Meditec	16	1,687
Catalent (A)	68	3,512
Cencora, Cl A	73	16,986
Centene (A)	244	18,376
Charles River Laboratories International (A)	25	5,407
Chugai Pharmaceutical	300	10,791
Cigna Group	130	39,124
Cochlear	32	6,350
Coloplast, Cl B	59	6,801
Cooper	23	8,580
CSL	210	41,239
CVS Health	558	41,498
Daiichi Sankyo	800	23,951
Danaher	306	73,412
DaVita (A)	27	2,920
Demant (A)	43	1,948
Dexcom (A)	172	20,872
DiaSorin	10	920
EBOS Group	63	1,443
Edwards Lifesciences (A)	267	20,951
Eisai	100	4,709
Elevance Health	103	50,824
Eli Lilly	354	228,546

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

HEALTH CARE (continued)
EssilorLuxottica	129	$25,280
Eurofins Scientific	54	3,252
Exact Sciences (A)	81	5,297
Fisher & Paykel Healthcare	235	3,394
Fresenius & KGaA	200	5,615
Fresenius Medical Care	82	3,169
GE HealthCare Technologies	179	13,131
Genmab (A)	29	8,019
Getinge, Cl B	92	1,967
Gilead Sciences	543	42,495
Grifols (A)	120	1,307
GSK	1,779	35,185
HCA Healthcare	89	27,136
Henry Schein (A)	56	4,191
Hikma Pharmaceuticals	70	1,708
Hologic (A)	102	7,593
Hoya	200	25,406
Humana	55	20,793
IDEXX Laboratories (A)	37	19,058
Illumina (A)	71	10,154
Incyte (A)	90	5,289
Insulet (A)	33	6,299
Intuitive Surgical (A)	154	58,246
Ipsen	15	1,730
IQVIA Holdings (A)	83	17,283
Jazz Pharmaceuticals (A)	25	3,068
Johnson & Johnson	1,058	168,116
Koninklijke Philips (A)	344	7,277
Kyowa Kirin	100	1,575
Laboratory Corp of America Holdings	39	8,670
Lonza Group	33	16,134
M3	200	3,156
McKesson	60	29,993
Medtronic	590	51,649
Merck	1,114	134,549
Merck KGaA	54	8,860
Mettler-Toledo International (A)	10	11,972
Moderna (A)	145	14,652
Molina Healthcare (A)	25	8,911
Neurocrine Biosciences (A)	47	6,569
Novartis	902	93,279
Novo Nordisk, Cl B	1,433	163,798

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

HEALTH CARE (continued)
Olympus	500	$7,402
Ono Pharmaceutical	100	1,802
Orion, Cl B	43	1,980
Otsuka Holdings	200	7,862
Pfizer	2,481	67,186
QIAGEN	89	3,897
Quest Diagnostics	49	6,293
Ramsay Health Care	73	2,434
Recordati Industria Chimica e Farmaceutica	42	2,318
Regeneron Pharmaceuticals (A)	47	44,311
Repligen (A)	25	4,735
ResMed	65	12,363
Revvity	58	6,216
Roche Holding	323	92,200
Royalty Pharma, Cl A	187	5,309
Sandoz Group (A)	177	6,070
Sanofi	505	50,573
Sartorius Stedim Biotech	11	2,964
Shionogi	100	4,800
Siemens Healthineers	133	7,402
Smith & Nephew	352	4,923
Sonic Healthcare	182	3,795
Sonova Holding	22	7,031
STERIS	46	10,072
Straumann Holding	46	6,987
Stryker	149	49,986
Swedish Orphan Biovitrum (A)	89	2,498
Sysmex	100	5,417
Takeda Pharmaceutical	700	20,573
Teleflex	19	4,614
Terumo	300	10,156
Teva Pharmaceutical Industries ADR (A)	545	6,595
Thermo Fisher Scientific	169	91,088
UCB	51	4,797
United Therapeutics (A)	20	4,296
UnitedHealth Group	407	208,278
Universal Health Services, Cl B	30	4,764
Veeva Systems, Cl A (A)	69	14,311
Vertex Pharmaceuticals (A)	112	48,539
Viatris, Cl W	485	5,708
Waters (A)	25	7,943
West Pharmaceutical Services	33	12,310

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

HEALTH CARE (continued)
Zimmer Biomet Holdings	95	$11,932
Zoetis, Cl A	205	38,501
		3,280,791

INDUSTRIALS — 10.9%
3M	244	23,021
A O Smith	53	4,113
ABB	793	33,553
ACS Actividades de Construccion y Servicios	82	3,236
Adecco Group	82	3,546
AECOM	53	4,674
Aena SME	37	6,545
AerCap Holdings (A)	88	6,737
Aeroports de Paris	12	1,606
AGC	100	3,761
Air Canada (A)	70	949
Airbus	258	41,096
Alfa Laval	127	4,660
Allegion	36	4,460
Alstom	129	1,627
AMETEK	103	16,691
ANA Holdings (A)	100	2,210
AP Moller - Maersk, Cl A	3	5,440
Ashtead Group	187	12,228
Assa Abloy, Cl B	457	12,534
Assicurazioni Generali	448	9,993
Atlas Copco, Cl A	929	14,826
Atlas Copco, Cl B	1,007	13,945
Auckland International Airport	502	2,588
Aurizon Holdings	739	1,822
Automatic Data Processing	179	43,995
Axon Enterprise (A)	32	7,970
BAE Systems	1,369	20,393
BayCurrent Consulting	100	2,325
Beijer Ref, Cl B	148	2,015
Boeing (A)	254	53,604
Booz Allen Hamilton Holding, Cl A	62	8,728
Bouygues	92	3,370
Brambles	578	5,511
Brenntag	62	5,481
Broadridge Financial Solutions	53	10,823
Builders FirstSource (A)	52	9,034
Bunzl	164	6,665

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS (continued)
Bureau Veritas	118	$3,139
CAE (A)	127	2,543
Canadian National Railway	244	30,268
Canadian Pacific Kansas City	414	33,315
Carlisle	22	6,914
Carrier Global	364	19,914
Caterpillar	224	67,269
Central Japan Railway	300	7,498
CH Robinson Worldwide	53	4,457
Cie de Saint-Gobain	206	14,565
Cintas	41	24,787
CK Hutchison Holdings	1,000	5,165
CNH Industrial	487	5,788
Computershare	216	3,578
Copart (A)	376	18,063
Credit Agricole	495	7,091
CSX	878	31,345
Cummins	61	14,597
Dai Nippon Printing	100	2,894
Daifuku	100	1,972
Daikin Industries	100	16,023
Daimler Truck Holding	246	8,791
Dassault Aviation	10	1,894
Dayforce (A)	68	4,727
DCC	40	2,908
Deere	120	47,230
Delta Air Lines	64	2,505
Deutsche Lufthansa (A)	239	1,987
Deutsche Post	437	20,930
Dover	65	9,736
DSV	81	14,492
East Japan Railway	100	5,719
Eaton	175	43,064
Eiffage	33	3,453
Elbit Systems	11	2,269
Element Fleet Management	194	3,273
Emerson Electric	246	22,566
Epiroc, Cl A	20	353
Epiroc, Cl B	483	7,531
Equifax	52	12,706
Expeditors International of Washington	68	8,590
Experian	409	17,024

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS (continued)
FANUC	400	$11,065
Fastenal	246	16,785
FedEx	104	25,094
Ferguson	91	17,095
Ferrovial	220	8,389
Fortive	159	12,431
Fortune Brands Innovations	55	4,267
Fuji Electric	100	5,008
GEA Group	61	2,443
Geberit	14	8,059
General Dynamics	101	26,764
General Electric	481	63,694
Getlink	176	3,033
GFL Environmental	104	3,534
Grab Holdings, Cl A (A)	735	2,256
Graco	73	6,227
Hankyu Hanshin Holdings	100	3,060
HEICO	20	3,592
HEICO, Cl A	33	4,669
Hitachi	400	31,420
Hitachi Construction Machinery	100	2,837
Honeywell International	293	59,262
Hoshizaki	100	3,638
Howmet Aerospace	175	9,845
Hubbell, Cl B	25	8,389
Huntington Ingalls Industries	16	4,143
Husqvarna, Cl B	169	1,315
IDEX	34	7,191
Illinois Tool Works	133	34,700
IMCD	23	3,511
Indutrade	114	2,769
Ingersoll Rand	179	14,295
Intertek Group	65	3,689
Investment Latour, Cl B	61	1,534
ITOCHU	500	22,692
Jacobs Solutions	52	7,008
Jardine Cycle & Carriage	100	1,930
Jardine Matheson Holdings	100	4,015
JB Hunt Transport Services	39	7,838
Johnson Controls International	306	16,123
Kajima	200	3,569
Kawasaki Kisen Kaisha	100	4,873

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS (continued)
Keisei Electric Railway	100	$4,525
Keppel	600	3,188
Kingspan Group	62	5,035
Kintetsu Group Holdings	100	3,086
Knight-Swift Transportation Holdings, Cl A	63	3,615
Knorr-Bremse	29	1,791
Komatsu	400	11,380
Kone, Cl B	161	7,970
Kongsberg Gruppen	46	2,344
Kubota	400	6,055
Kuehne + Nagel International	25	8,472
L3Harris Technologies	81	16,882
Legrand	113	10,951
Leidos Holdings	54	5,965
Lennox International	13	5,566
Leonardo	181	3,159
Lifco, Cl B	94	2,268
Lockheed Martin	98	42,082
Magna International	114	6,479
Makita	100	2,691
Marubeni	600	10,234
Masco	99	6,662
Melrose Industries	595	4,435
Metso	281	2,808
MINEBEA MITSUMI	200	4,134
MISUMI Group	100	1,714
Mitsubishi	1,500	25,852
Mitsubishi Electric	900	13,356
Mitsubishi Heavy Industries	100	6,670
Mitsui	600	24,334
Mitsui OSK Lines	200	7,184
MonotaRO	100	942
MTR	500	1,627
MTU Aero Engines	26	5,978
Nibe Industrier, Cl B	732	4,374
NIDEC	200	7,459
Nippon Yusen	200	6,892
Nordson	21	5,286
Norfolk Southern	99	23,289
Northrop Grumman	62	27,699
Obayashi	300	2,777
Odakyu Electric Railway	100	1,528

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS (continued)
Old Dominion Freight Line	44	$17,205
Otis Worldwide	184	16,273
Owens Corning	41	6,213
PACCAR	231	23,190
Parker-Hannifin	56	26,012
Paychex	143	17,407
Paycom Software	24	4,566
Paylocity Holding (A)	21	3,327
Pentair	66	4,829
Prysmian	127	5,589
Qantas Airways (A)	368	1,327
Quanta Services	65	12,613
Randstad	48	2,729
Rational	2	1,536
RB Global	78	4,993
Recruit Holdings	600	23,699
Reece	117	1,723
RELX	825	34,051
Rentokil Initial	1,060	5,459
Republic Services, Cl A	99	16,941
Rheinmetall	19	6,653
Robert Half	45	3,579
Rockwell Automation	50	12,664
ROCKWOOL, Cl B	3	818
Rollins	139	6,020
Rolls-Royce Holdings (A)	3,743	14,210
RTX	642	58,499
Saab, Cl B	36	2,318
Safran	149	27,820
Schindler Holding	33	8,077
Schneider Electric	237	46,559
Seatrium (A)	21,451	1,592
Secom	100	7,258
Securitas, Cl B	203	1,972
SG Holdings	100	1,295
SGS	69	6,376
Shimizu	200	1,339
Siemens	333	59,615
Siemens Energy (A)	221	3,283
Singapore Airlines	700	3,474
Singapore Technologies Engineering	600	1,663
Skanska, Cl B	138	2,393

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS (continued)
SKF, Cl B	154	$3,035
Smiths Group	159	3,259
Snap-on	22	6,378
Southwest Airlines	59	1,763
Spirax-Sarco Engineering	30	3,776
SS&C Technologies Holdings	92	5,614
Stanley Black & Decker	65	6,064
Stantec	48	3,857
Sumitomo	500	11,499
Taisei	100	3,646
Techtronic Industries	500	5,311
Teleperformance	24	3,748
Textron	90	7,624
TFI International	34	4,468
Thales	50	7,313
Thomson Reuters	70	10,393
Tobu Railway	100	2,648
Tokyu	200	2,347
TOPPAN Holdings	100	2,756
Toro	43	3,977
Toromont Industries	33	2,891
TOTO	100	2,707
Toyota Industries	100	8,458
Toyota Tsusho	100	6,553
Trane Technologies	101	25,457
TransDigm Group	24	26,224
TransUnion	90	6,227
Transurban Group	1,383	12,150
Uber Technologies (A)	800	52,216
U-Haul Holding, Cl B	36	2,299
Union Pacific	267	65,129
United Parcel Service, Cl B	318	45,124
United Rentals	29	18,137
VAT Group	11	5,121
Veralto	100	7,669
Verisk Analytics, Cl A	62	14,975
Vertiv Holdings, Cl A	150	8,450
Vestas Wind Systems (A)	459	12,942
Vinci	221	27,917
Volvo, Cl A	78	1,918
Volvo, Cl B	690	16,536
Wartsila Abp	190	2,803

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS (continued)
Washington H Soul Pattinson	87	$1,945
Waste Connections	115	17,855
Waste Management	179	33,228
Watsco	14	5,474
West Japan Railway	100	4,165
Westinghouse Air Brake Technologies	81	10,657
Wolters Kluwer	108	15,921
WSP Global	52	7,639
WW Grainger	20	17,913
Xinyi Glass Holdings	1,042	864
Xylem	102	11,469
Yamato Holdings	100	1,729
Yaskawa Electric	100	3,769
		2,922,663

INFORMATION TECHNOLOGY — 23.6%
Accenture, Cl A	277	100,795
Adobe (A)	200	123,556
Advanced Micro Devices (A)	709	118,892
Advantest	300	11,939
Akamai Technologies (A)	65	8,010
Amphenol, Cl A	260	26,286
Analog Devices	216	41,550
ANSYS (A)	38	12,458
Apple	6,867	1,266,275
Applied Materials	364	59,805
Arista Networks (A)	116	30,007
ASML Holding	177	153,563
Aspen Technology (A)	13	2,496
Atlassian, Cl A (A)	70	17,484
Autodesk (A)	96	24,366
Azbil	100	3,231
BE Semiconductor Industries	34	5,109
Bechtle	33	1,711
Bentley Systems, Cl B	102	5,141
BILL Holdings (A)	44	3,434
Broadcom	195	230,100
Brother Industries	100	1,675
Cadence Design Systems (A)	119	34,327
Canon	500	13,774
Capgemini	71	15,785
CDW	59	13,376
CGI, Cl A (A)	98	10,975

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY (continued)
Check Point Software Technologies (A)	43	$6,834
Cisco Systems	1,781	89,371
Cloudflare, Cl A (A)	126	9,960
Cognizant Technology Solutions, Cl A	218	16,812
Confluent, Cl A (A)	73	1,632
Constellation Software	9	24,875
Corning	361	11,729
Crowdstrike Holdings, Cl A (A)	101	29,542
CyberArk Software (A)	16	3,736
Dassault Systemes	298	15,448
Datadog, Cl A (A)	108	13,440
Dell Technologies, Cl C	118	9,780
Descartes Systems Group (A)	41	3,590
DocuSign, Cl A (A)	101	6,153
Dropbox, Cl A (A)	126	3,992
Dynatrace (A)	109	6,213
Enphase Energy (A)	60	6,248
Entegris	69	8,121
EPAM Systems (A)	27	7,509
F5 (A)	24	4,409
Fair Isaac (A)	11	13,187
First Solar (A)	42	6,145
Fortinet (A)	297	19,154
FUJIFILM Holdings	200	12,677
Fujitsu	100	13,841
Gartner (A)	34	15,553
Gen Digital	233	5,471
GoDaddy, Cl A (A)	57	6,080
Halma	152	4,207
Hamamatsu Photonics	100	3,950
Hewlett Packard Enterprise	584	8,929
Hexagon, Cl B	927	10,117
HP	382	10,967
HubSpot (A)	21	12,831
Ibiden	100	5,032
Infineon Technologies	566	20,635
Intel	1,839	79,224
International Business Machines	401	73,648
Intuit	124	78,285
Jabil	59	7,392
Juniper Networks	131	4,842
Keyence	100	44,740

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY (continued)
Keysight Technologies (A)	82	$12,567
KLA	59	35,048
Kyocera	400	5,856
Lam Research	58	47,860
Lattice Semiconductor (A)	57	3,469
Logitech International	69	5,784
Manhattan Associates (A)	28	6,792
Marvell Technology	384	25,997
Microchip Technology	241	20,528
Micron Technology	483	41,417
Microsoft	3,099	1,232,100
Monday.com (A)	9	1,890
MongoDB, Cl A (A)	31	12,416
Monolithic Power Systems	20	12,054
Motorola Solutions	74	23,643
Murata Manufacturing	800	16,154
National Bank of Canada	152	11,626
NEC	100	6,535
Nemetschek	23	2,122
NetApp	90	7,848
Nice (A)	30	6,224
Nokia	2,463	8,904
Nomura Research Institute	200	6,117
NTT Data Group	300	4,321
NVIDIA	1,085	667,568
NXP Semiconductors	115	24,216
Okta, Cl A (A)	65	5,372
Omron	100	4,497
ON Semiconductor (A)	183	13,017
Open Text	109	4,753
Oracle	720	80,424
Otsuka	100	4,208
Palantir Technologies, Cl A (A)	815	13,113
Palo Alto Networks (A)	134	45,360
PTC (A)	52	9,394
Qorvo (A)	45	4,488
QUALCOMM	486	72,176
Renesas Electronics (A)	700	11,485
Ricoh	300	2,358
Rohm	200	3,452
Roper Technologies	46	24,702
Sage Group	422	6,283

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY (continued)
Salesforce (A)	427	$120,025
SAP	457	79,173
Saputo	100	2,062
SCSK	100	1,963
Seagate Technology Holdings	82	7,026
Seiko Epson	100	1,460
ServiceNow (A)	90	68,886
Shimadzu	100	2,765
Shopify, Cl A (A)	532	42,589
Skyworks Solutions	66	6,894
Snowflake, Cl A (A)	123	24,064
Splunk (A)	73	11,196
STMicroelectronics	306	13,436
SUMCO	200	3,032
Super Micro Computer (A)	20	10,592
Synopsys (A)	67	35,734
TDK	200	9,951
TE Connectivity	141	20,049
Teledyne Technologies (A)	21	8,788
Telefonaktiebolaget LM Ericsson, Cl B	1,375	7,622
Temenos	27	2,748
Teradyne	66	6,375
Texas Instruments	400	64,048
TIS	100	2,224
Tokyo Electron	200	37,115
Trend Micro (A)	100	5,721
Trimble (A)	101	5,137
Twilio, Cl A (A)	83	5,837
Tyler Technologies (A)	19	8,032
UiPath, Cl A (A)	153	3,516
Unity Software (A)	123	3,985
VeriSign (A)	40	7,955
Western Digital (A)	148	8,473
WiseTech Global	68	3,202
Wix.com (A)	22	2,791
Workday, Cl A (A)	91	26,487
Xero (A)	67	4,796
Yokogawa Electric	100	1,965
Zebra Technologies, Cl A (A)	21	5,031
Zoom Video Communications, Cl A (A)	105	6,784

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY (continued)
Zscaler (A)	40	$9,427

		6,325,515

MATERIALS — 4.2%
Agnico Eagle Mines	218	10,715
Air Liquide	230	43,041
Air Products and Chemicals	96	24,548
Akzo Nobel	75	5,761
Albemarle	52	5,966
Amcor	616	5,809
Anglo American	566	13,492
Antofagasta	158	3,444
ArcelorMittal	243	6,692
Arkema	25	2,721
Asahi Kasei	500	3,792
ASM International	21	11,639
Avery Dennison	33	6,582
Ball	149	8,262
Barrick Gold	778	12,152
BASF	398	19,026
BHP Group	2,234	68,347
BlueScope Steel	202	3,084
Boliden	110	2,920
CCL Industries, Cl B	61	2,611
Celanese, Cl A	45	6,583
CF Industries Holdings	86	6,494
Clariant	87	1,114
Cleveland-Cliffs (A)	221	4,431
Corteva	322	14,645
Covestro (A)	77	4,066
CRH	309	21,921
Croda International	56	3,389
Crown Holdings	53	4,690
Dow	302	16,187
DSM-Firmenich	86	9,093
DuPont de Nemours	206	12,731
Eastman Chemical	54	4,512
Ecolab	111	22,002
EMS-Chemie Holding	3	2,265
Endeavour Mining	88	1,563
Evonik Industries	84	1,545
First Quantum Minerals	274	2,486
FMC	52	2,922

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

MATERIALS (continued)
Fortescue	772	$14,920
Franco-Nevada	89	9,629
Freeport-McMoRan	623	24,727
Givaudan	4	16,634
Glencore	4,630	24,497
Heidelberg Materials	60	5,541
Holcim	228	17,414
Holmen, Cl B	29	1,143
ICL Group	283	1,287
IGO	311	1,512
International Flavors & Fragrances	111	8,955
International Paper	149	5,339
Ivanhoe Mines, Cl A (A)	242	2,540
James Hardie Industries (A)	210	7,890
JFE Holdings	300	4,737
JSR	100	2,727
Kinross Gold	506	2,789
Linde	215	87,038
L’Oreal	105	50,248
Lundin Mining	265	2,164
LyondellBasell Industries, Cl A	117	11,012
Martin Marietta Materials	27	13,727
Mineral Resources	79	3,047
Mitsubishi Chemical Group	500	3,015
Mitsui Chemicals	100	2,943
Mondi	176	3,160
Mosaic	148	4,545
Newmont	518	17,841
Nippon Paint Holdings	400	3,151
Nippon Sanso Holdings	100	2,534
Nippon Steel	400	9,626
Nissan Chemical	100	3,988
Nitto Denko	100	8,296
Norsk Hydro	539	3,159
Northern Star Resources	457	3,920
Novozymes, Cl B	165	8,474
Nucor	107	20,002
Nutrien	222	11,070
OCI	49	1,400
Oji Holdings	300	1,173
Orica	163	1,719
Packaging Corp of America	38	6,303

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

MATERIALS (continued)
Pan American Silver	184	$2,491
Pilbara Minerals	1,109	2,526
PPG Industries	105	14,809
Reliance Steel & Aluminum	24	6,850
Rio Tinto	661	48,548
RPM International	62	6,613
Sandvik	492	10,340
Sherwin-Williams	106	32,264
Shin-Etsu Chemical	800	31,490
SIG Group	146	3,056
Sika	67	18,496
Smurfit Kappa Group	125	4,658
South32	1,872	4,053
Steel Dynamics	70	8,448
Stora Enso, Cl R	233	2,965
Sumitomo Chemical	600	1,413
Sumitomo Metal Mining	100	2,764
Svenska Cellulosa SCA, Cl B	246	3,349
Syensqo (A)	30	2,674
Symrise, Cl A	64	6,603
Teck Resources, Cl B	216	8,645
TMX Group	115	2,844
Toray Industries	600	2,998
Tosoh	100	1,289
Umicore	79	1,797
UPM-Kymmene	245	8,911
voestalpine	47	1,398
Vulcan Materials	60	13,561
Wacker Chemie	11	1,193
West Fraser Timber	22	1,750
Westlake	19	2,629
Westrock	107	4,308
Wheaton Precious Metals	203	9,514
Yara International	66	2,181

		1,116,507

REAL ESTATE — 2.3%
Alexandria Real Estate Equities	68	8,221
American Homes 4 Rent, Cl A	152	5,328
American Tower	203	39,717
AvalonBay Communities	62	11,099
Azrieli Group	17	1,145
Boston Properties	59	3,924

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

REAL ESTATE (continued)
Camden Property Trust	52	$4,880
Canadian Apartment Properties REIT	34	1,180
CapitaLand Ascendas REIT	1,800	3,901
CapitaLand Integrated Commercial Trust	2,200	3,280
CapitaLand Investment	1,100	2,415
CBRE Group, Cl A (A)	135	11,652
City Developments	200	908
CK Asset Holdings	1,000	4,512
CoStar Group (A)	181	15,110
Covivio	20	968
Crown Castle	193	20,892
Daiwa House Industry	300	9,277
Daiwa House REIT Investment	1	1,767
Dexus	431	2,181
Digital Realty Trust	132	18,541
Equinix	41	34,020
Equity LifeStyle Properties	84	5,686
Equity Residential	161	9,690
ESR Group	800	1,023
Essex Property Trust	26	6,065
Extra Space Storage	91	13,144
Fastighets Balder, Cl B (A)	258	1,712
FirstService	16	2,678
Gaming and Leisure Properties	109	4,976
Gecina	18	1,985
GLP J-Reit	2	1,786
Goodman Group	757	12,566
GPT Group	767	2,318
Hang Lung Properties	1,000	1,161
Healthpeak Properties	265	4,902
Henderson Land Development	1,000	2,606
Hongkong Land Holdings	500	1,500
Host Hotels & Resorts	286	5,497
Hulic	200	2,208
Invitation Homes	270	8,891
Iron Mountain	132	8,913
Japan Metropolitan Fund Invest	3	2,037
Japan Real Estate Investment	1	3,834
KDX Realty Investment	2	2,170
Kimco Realty	272	5,494
Land Securities Group	282	2,377
LEG Immobilien (A)	29	2,406

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

REAL ESTATE (continued)
Link REIT	1,030	$5,166
Mapletree Logistics Trust	1,318	1,515
Mapletree Pan Asia Commercial Trust	900	975
Mid-America Apartment Communities	55	6,951
Mirvac Group	1,578	2,218
Mitsubishi Estate	500	6,928
Mitsui Fudosan	400	10,041
Nippon Building Fund	1	4,046
Nippon Prologis REIT	1	1,779
Nomura Real Estate Holdings	100	2,736
Nomura Real Estate Master Fund	2	2,189
Prologis	404	51,183
Public Storage	70	19,823
Realty Income	307	16,698
Regency Centers	81	5,076
RioCan Real Estate Investment Trust	62	843
Sagax, Cl B	109	2,649
SBA Communications, Cl A	49	10,969
Scentre Group	2,671	5,310
Segro	496	5,509
Simon Property Group	143	19,821
Sino Land	2,212	2,311
Stockland	955	2,820
Sumitomo Realty & Development	100	3,145
Sun Communities	55	6,894
Sun Hung Kai Properties	500	4,667
Swire Properties	400	747
Swiss Prime Site	31	3,140
UDR	155	5,583
Unibail-Rodamco-Westfield (A)	50	3,580
UOL Group	200	929
Ventas	186	8,629
VICI Properties, Cl A	458	13,795
Vicinity	1,548	2,055
Vonovia	306	9,533
Warehouses De Pauw CVA	84	2,457
Welltower	225	19,465
Weyerhaeuser	310	10,159
Wharf Holdings	1,000	2,922
Wharf Real Estate Investment	1,000	2,930
WP Carey	92	5,700

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

REAL ESTATE (continued)
Zillow Group, Cl C (A)	59	$3,353

		619,782

UTILITIES — 2.4%
Acciona	8	1,035
ACCIONA Energias Renovables	42	1,091
AES	322	5,371
Algonquin Power & Utilities	269	1,595
Alliant Energy	120	5,839
AltaGas	112	2,329
Ameren	109	7,583
American Electric Power	222	17,347
American Water Works	83	10,294
APA Group	654	3,617
Atmos Energy	66	7,520
BKW	12	1,906
Brookfield Renewable, Cl A	52	1,453
Canadian Utilities, Cl A	51	1,162
CenterPoint Energy	285	7,963
Centrica	2,414	4,225
Chubu Electric Power	300	3,892
CK Infrastructure Holdings	500	2,969
CLP Holdings	1,000	7,953
CMS Energy	134	7,660
Consolidated Edison	145	13,181
Constellation Energy	143	17,446
Dominion Energy	371	16,962
DTE Energy	92	9,699
Duke Energy	338	32,391
E.ON	1,009	13,651
Edison International	175	11,809
EDP - Energias de Portugal	1,413	6,303
EDP Renovaveis	116	1,879
Elia Group	12	1,445
Emera	130	4,594
Enagas	100	1,628
Endesa	127	2,516
Enel	3,525	24,052
Engie	825	13,177
Entergy	94	9,377
Essential Utilities	104	3,730
Evergy	110	5,585
Exelon	430	14,968

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

UTILITIES (continued)
FirstEnergy	246	$9,023
Fortis	228	9,147
Fortum	178	2,433
Hong Kong & China Gas	5,000	3,558
Iberdrola	5,262	32,221
Kansai Electric Power	300	4,093
Mercury NZ	280	1,155
Meridian Energy	513	1,738
National Grid	1,687	22,469
Naturgy Energy Group	43	1,158
NextEra Energy	898	52,650
NiSource	195	5,064
Northland Power	90	1,656
NRG Energy	98	5,198
Origin Energy	706	3,940
Orsted	89	5,016
Osaka Gas	200	4,211
PG&E	880	14,846
Power Assets Holdings	500	2,928
PPL	309	8,096
Public Service Enterprise Group	211	12,236
Redeia	174	2,895
RWE	268	9,896
Sembcorp Industries	400	1,683
Sempra	268	19,178
Severn Trent	130	4,273
Snam	811	3,961
Southern	477	33,161
SSE	506	10,777
Terna - Rete Elettrica Nazionale	566	4,773
Tokyo Electric Power Holdings (A)	600	3,195
Tokyo Gas	200	4,594
United Utilities Group	274	3,690
Veolia Environnement	315	10,264
Verbund	27	2,196
Vistra	141	5,785
WEC Energy Group	140	11,306
Xcel Energy	243	14,548

		656,208

TOTAL COMMON STOCK (Cost $25,430,700)		26,615,549

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

PREFERRED STOCK — 0.1%

	Shares	Value

CONSUMER DISCRETIONARY — 0.1%
Bayerische Motoren Werke, 0.000% (B)	23	$2,247
Dr Ing hc F Porsche, 0.000% (B)	50	4,245
Porsche Automobil Holding, 0.000% (B)	61	3,046
Volkswagen, 0.000% (B)	89	11,447

		20,985

CONSUMER STAPLES — 0.0%
Henkel & KGaA, 0.000% (B)	72	5,519

HEALTH CARE — 0.0%
Sartorius, 0.000% (B)	11	4,013

TOTAL PREFERRED STOCK (Cost $40,698)		30,517

WARRANT — 0.0%

	Number of Warrants

Constellation Software, Expires 08/22/2028 Strike Price (A)(C)	9	–

TOTAL WARRANT (Cost $—)		–

TOTAL INVESTMENTS— 99.3% (Cost $25,471,398)		$26,646,066

Percentages are based on Net Assets of $26,845,988.

(A)	Non-income producing security.

(B)	There is currently no rate available.

(C)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Global Developed Equity Index Fund January 31, 2024 (Unaudited)

The open futures contracts held by the Fund at January 31, 2024, are as follows:

Type of Contract	Number of	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Index	1	Mar-2024	$108,445	$111,650	$3,205
S&P 500 Index E-MINI	2	Mar-2024	47,367	48,705	1,338

			$155,812	$160,355	$4,543

LGI-QH-001-0600